As filed with the Securities and Exchange Commission on May 2, 2000 Registration Nos. 2-80348 and 811-3599
==============================================================================



               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              /   /
     Post-Effective Amendment No.  52                      /X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   54                      /X /
                (Check appropriate box or boxes)

                            THE ROYCE FUND
             (Exact name of Registrant as specified in charter)

             1414 Avenue of the Americas, New York, New York  10019
           (Address of principal executive offices)    (Zip Code)

                               (212) 355-7311
            (Registrant's Telephone Number, including Area Code)

                         Charles M. Royce, President
                               The Royce Fund
            1414 Avenue of the Americas, New York, New York  10019
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) / X/ immediately upon filing pursuant to paragraph (b)
/  / on Date pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on Date pursuant to paragraph (a)(ii)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective amendment designates a new effective date  for  a previously filed post-effective amendment.

                         Total number of pages: ___
                    Index to Exhibits is located on page:



PROSPECTUS

================================================================================

                                  TheRoyceFund
            ---------------------------------------------------------
            VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS
            ---------------------------------------------------------

                               Royce Premier Fund

                              Royce Micro-Cap Fund

                            Pennsylvania Mutual Fund

                                Royce Select Fund

                          Royce Trust & GiftShares Fund

                             Royce Total Return Fund

                           Royce Low-Priced Stock Fund

                             Royce Opportunity Fund

                             Investment Class Shares

================================================================================

                                   PROSPECTUS

                                   May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Overview                                                                       1
-------------------------------------------------------------------------------

Royce Premier Fund                                                             2
--------------------------------------------------------------------------------

Royce Micro-Cap Fund                                                           4
--------------------------------------------------------------------------------

Pennsylvania Mutual Fund                                                       6
--------------------------------------------------------------------------------

Royce Select Fund                                                              8
--------------------------------------------------------------------------------

Royce Trust & GiftShares Fund                                                 10
--------------------------------------------------------------------------------

Royce Total Return Fund                                                       12
--------------------------------------------------------------------------------

Royce Low-Priced Stock Fund                                                   14
--------------------------------------------------------------------------------

Royce Opportunity Fund                                                        16
--------------------------------------------------------------------------------

Investing in Small-Company Stocks                                             18
--------------------------------------------------------------------------------

Management of the Funds                                                       20
--------------------------------------------------------------------------------

General Shareholder Information                                               22
--------------------------------------------------------------------------------

Investing in Royce Select Fund                                                26
--------------------------------------------------------------------------------

Investing in Royce Trust &GiftShares Fund                                     27
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------

      "At Royce & Associates, Inc. ("Royce"), the Funds' investment adviser, we attempt to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future growth prospects. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

      "Our Funds' ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies."

                                                                   - Chuck Royce

--------------------------------------------------------------------------------

      This Prospectus relates only to the Investment Class of shares of the Funds, which are offered by The Royce Funds without sales charges or commissions. Shares of other Fund classes are generally offered only through certain broker-dealers and/or financial intermediaries.

      The information on pages 2-17 about each Fund's investment goals and principal strategies and about the primary risks for a Fund's investors is based on, and should be read in conjunction with, the information on pages 18-19 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing.

      The performance information presented in this Prospectus is current to December 31, 1999. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

      The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.



                                                  THE ROYCE FUNDS PROSPECTUS | 1

ROYCE PREMIER FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Royce Premier Fund's primary investment goal is long-term growth of capital and its secondary goal is current income. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small companies with stock market capitalizations between $300 million and $1.5 billion. Royce generally looks to invest in companies that it considers "premier" -- those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their "current worth."

      Normally, the Fund will invest at least 80% of its assets in the common stocks and convertible securities of such "premier" companies. At least 65% of these securities will be issued by companies with stock market capitalizations of less than $1.5 billion at the time of investment and/or will produce income for the Fund. Royce expects the Fund's portfolio to have a median market cap below $1.5 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                          50
--------------------------------------------------------------------------------
Median Market Capitalization                                        $945 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

      1999      1998      1997      1996      1995     1994      1993      1992
      ----      ----      ----      ----      ----     ----      ----      ----

     11.49      6.74     18.41     18.12     17.82     3.28     19.03     15.80

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                                From Inception
                            1 Year       3 Year        5 Year      12/31/91
--------------------------------------------------------------------------------
RPR                         11.49         12.11        14.42         13.69
--------------------------------------------------------------------------------
Russell 2000                21.26         13.08        16.69         14.66
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.51% (quarter ended 9/30/98).



2 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYPRX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee
  On purchases held for six months or more                                 None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                             0.23%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                     1.23%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

          1 Year            3 Years           5 Years           10 Years
================================================================================
          $ 125              $ 390             $ 676              $1,489

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                       1999         1998         1997         1996          1995
==========================================================================================================================
Net Asset Value, Beginning of Period                         $  9.14      $  8.70      $  7.81      $  7.12       $  6.48
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income                                        0.01         0.05         0.09         0.10          0.10
--------------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)       1.00         0.53         1.35         1.18          1.05
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             1.01         0.58         1.44         1.28          1.15
--------------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                        (0.01)       (0.05)       (0.09)       (0.10)        (0.09)
--------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                            (0.58)       (0.09)       (0.46)       (0.49)        (0.42)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                         (0.59)       (0.14)       (0.55)       (0.59)        (0.51)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $  9.56      $  9.14      $  8.70      $  7.81       $  7.12
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                    11.5%         6.7%        18.4%        18.1%         17.8%
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                      $   568      $   569      $   533      $   317       $   302
--------------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets                      1.23%        1.23%        1.24%        1.25%*        1.25%
--------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income to Average Net Assets         0.11%        0.55%        1.20%        1.25%         1.48%
--------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                        48%          46%          18%          34%           39%
--------------------------------------------------------------------------------------------------------------------------

* For 1996, this ratio would have been 1.28% before fee waivers by Royce.



                                                  THE ROYCE FUNDS PROSPECTUS | 3

ROYCE MICRO-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Royce Micro-Cap Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies (companies with stock market capitalizations less than $300 million). Royce selects these securities from a universe of more than 6,200 micro-cap companies, generally focusing on companies that it believes are trading considerably below its estimate of their current worth.

      Normally, the Fund will invest at least 80% of its assets in the common stocks and convertible securities of small-cap (companies with stock market capitalizations below $1.5 billion) and micro-cap companies. At least 65% of its assets will be in micro-cap securities at the time of investment. Royce expects the Fund's portfolio to have a median market cap below $300 million.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         134
--------------------------------------------------------------------------------
Median Market Capitalization                                        $175 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

       1999     1998     1997     1996     1995    1994     1993     1992
       ----     ----     ----     ----     ----    ----     ----     ----

      13.65    -3.34    24.69    15.54    19.06    3.55    23.67    29.41

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                                From Inception
                                 1 Year     3 Year     5 Year     12/31/91
--------------------------------------------------------------------------------
RMC                               13.65      11.06      13.51      15.30
--------------------------------------------------------------------------------
Russell 2000                      21.26      13.08      16.69      14.66
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 25.59% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.70% (quarter ended 9/30/98).



4 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYOTX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee
  On purchases held for six months or more                                 None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 None
--------------------------------------------------------------------------------
Other expenses                                                            0.36%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                    1.86%
--------------------------------------------------------------------------------
Fee Waiver                                                               (0.37)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        1.49%
--------------------------------------------------------------------------------

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 2000.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver for year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

             1 Year           3 Years          5 Years          10 Years
================================================================================
             $ 152             $ 549            $ 971            $2,150

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                               1999        1998        1997        1996        1995
=============================================================================================================================
Net Asset Value, Beginning of Period                                $   8.55    $   9.40    $   8.14    $   7.53    $   6.48
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                                        (0.08)      (0.05)         --       (0.01)         --
-----------------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)      1.24       (0.29)       2.01        1.17        1.24
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                     1.16       (0.34)       2.01        1.16        1.24
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                                   --       (0.01)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                    (0.21)      (0.50)      (0.75)      (0.55)      (0.19)
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 (0.21)      (0.51)      (0.75)      (0.55)      (0.19)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $   9.50    $   8.55    $   9.40    $   8.14    $   7.53
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                            13.7%       (3.3)%      24.7%       15.5%       19.1%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                             $    112    $    165    $    200    $    141    $     98
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                             1.49%       1.49%       1.49%       1.79%       1.94%
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average Net Assets         (0.72)%     (0.57)%      0.04%      (0.20)%      0.10%
-----------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                24%         56%         38%         70%         25%
-----------------------------------------------------------------------------------------------------------------------------

* For 1999, 1998, 1997, 1996 and 1995, these ratios would have been 1.86%,
1.81%, 1.80%, 1.87% and 1.97%, respectively, before fee waivers by Royce.



                                                  THE ROYCE FUNDS PROSPECTUS | 5

PENNSYLVANIA MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Pennsylvania Mutual Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap market (companies with stock market capitalizations from $300 million to $1.5 billion), the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the micro-cap sector (market capitalizations less than $300 million), the Fund invests in securities, selected by Royce from a universe of more than 6,200 micro-cap companies, that it believes are trading significantly below its estimate of their current worth.

      Normally, the Fund will invest at least 65% of its assets in the common stocks and convertible securities of such small- and micro-cap companies. Royce expects the Fund's portfolio to have a median market cap below $1 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         188
--------------------------------------------------------------------------------
Median Market Capitalization                                        $412 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year over the last 10 years, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

   1999   1998    1997    1996    1995    1994   1993    1992    1991     1990
   ----   ----    ----    ----    ----    ----   ----    ----    ----     ----
   5.96   4.17   24.96   12.85   18.72   -0.72  11.25   16.19   31.83   -11.54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        1 Year     3 Year     5 Year    10 Year    20 Year
================================================================================
PMF                       5.96      11.31      13.07      10.71      14.13
--------------------------------------------------------------------------------
Russell 2000             21.26      13.08      16.69      13.40      13.96
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 20.24% (quarter ended 3/31/91) and the lowest return for a calendar quarter was -16.55% (quarter ended 9/30/90).



6 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: PENNX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee

  On purchases held for six months or more                                 None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                            0.78%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                             0.26%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                     1.04%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                   1 Year       3 Years      5 Years      10 Years
================================================================================
                    $106          $331         $574        $1,271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                      1999        1998        1997        1996         1995
=====================================================================================================================
Net Asset Value, Beginning of Period                       $   7.35    $   7.82    $   7.11    $   7.71     $   7.41
---------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income                                       0.04        0.05        0.07        0.11         0.11
---------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)      0.38        0.24        1.70        0.84         1.27
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                            0.42        0.29        1.77        0.95         1.38
---------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                       (0.04)      (0.05)      (0.06)      (0.11)       (0.11)
---------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                           (0.45)      (0.71)      (1.00)      (1.44)       (0.97)
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (0.49)      (0.76)      (1.06)      (1.55)       (1.08)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $   7.28    $   7.35    $   7.82    $   7.11     $   7.71
---------------------------------------------------------------------------------------------------------------------
Total Return                                                    6.0%        4.2%       25.0%       12.8%        18.7%
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                    $    371    $    467    $    508    $    457     $    630
---------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets                     1.04%       1.01%       1.05%       0.99%*       0.98%*
---------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income to Average Net Assets        0.49%       0.62%       0.88%       1.05%        1.18%
---------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                       21%         29%         18%         29%          10%
---------------------------------------------------------------------------------------------------------------------

* For 1996 and 1995, these ratios would have been 1.03% and 0.99%, respectively, before fee waivers by Royce.



                                                  THE ROYCE FUNDS PROSPECTUS | 7

ROYCE SELECT FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The investment goal of Royce Select Fund, a fund designed for "qualified clients," is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security.

      Normally, the Fund will invest at least 80% of its assets in common stocks and convertible securities of small-cap (less than $1.5 billion in market capitalization) and micro-cap (less than $300 million in market capitalization) companies. Royce expects the Fund's portfolio to have a median market cap below $1 billion.

      The only ordinary operating expense of the Fund will be a performance fee paid to Royce equal to 12.5% of the Fund's pre-fee total return. Only persons who are qualified clients (within the meaning of the Securities and Exchange Commision rule permitting such a performance fee) may invest in the Fund.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                          45
--------------------------------------------------------------------------------
Median Market Capitalization                                        $387 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Select Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance in 1999, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                                      1999
                                      ----
                                     35.42

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                           From Inception
                                   1 Year                     11/18/98
================================================================================
RSF                                35.42                        40.34
--------------------------------------------------------------------------------
Russell 2000                       21.26                        27.03
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 27.67% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -4.17% (quarter ended 3/31/99).



8 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYSFX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee

  On purchases held for three years or more                                None
--------------------------------------------------------------------------------
  On purchases held for less than three years                              2.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Performance fees*                                                          5.38%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                             None
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses*                                    5.38%
--------------------------------------------------------------------------------

* Based on 12.5% of the Fund's pre-fee return of 43.0% in 1999. Actual performance fees will depend on the Fund's future returns. Other expenses are shown as "none" because Royce is responsible for paying them. See p.26 for more information.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 43.0% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

           1 Year          3 Years         5 Years         10 Years
================================================================================
            $914             $820          $1,017          $1,591
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

           1 Year          3 Years         5 Years         10 Years
================================================================================
            $639             $820          $1,017          $1,591
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                    1999        1998*
================================================================================
Net Asset Value, Beginning of Period                       $ 107.79    $ 100.00
--------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                               (2.84)       0.06
--------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)     40.71        7.79
--------------------------------------------------------------------------------
   Total from Investment Operations                           37.87        7.85
--------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                          --       (0.06)
--------------------------------------------------------------------------------
   Distributions from capital gains                           (4.62)         --
--------------------------------------------------------------------------------
   Total Distributions                                        (4.62)      (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $ 141.04    $ 107.79
--------------------------------------------------------------------------------
Total Return                                                   35.4%        7.9%
--------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                    $     10    $      1
--------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets**                   4.61%       0.00%
--------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average
     Net Assets                                               (3.94)%      0.50%
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                                      136%         27%
--------------------------------------------------------------------------------

*     The Fund commenced operations on November 18, 1998.
** For 1999 and 1998, these ratios would have been 5.38% and 1.03%, respectively, before fee waivers by Royce.
***   Annualized.



                                                  THE ROYCE FUNDS PROSPECTUS | 9

ROYCE TRUST & GIFTSHARES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The investment goal of Royce Trust & GiftShares Fund, a special-purpose fund, is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth.

      The Fund is designed to enable investors to make long-term gifts that may qualify for the Federal annual gift tax exclusion and that may also be used to help pay for the beneficiary's college and other post-secondary education. See
p. 27 for more informations.

      Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 75% of these securities will be issued by small-cap companies (those less than $1.5 billion in market capitalization). Royce expects the Fund's portfolio to have a median market cap below $1 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                          48
--------------------------------------------------------------------------------
Median Market Capitalization                                        $383 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Trust &GiftShares Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and a Fund trust account could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                 1999         1998        1997         1996
                 ----         ----        ----         ----

                41.75        19.48       26.02        25.55

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                From Inception
                                      1 Year        3 Year         12/27/95
================================================================================
RTG                                   41.75         28.75            27.90
--------------------------------------------------------------------------------
Russell 2000                          21.26         13.08            14.05
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -17.77% (quarter ended 9/30/98).



10 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RGFAX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                            None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                               None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                 None
--------------------------------------------------------------------------------
Redemption fee                                                              None
--------------------------------------------------------------------------------
Annual Trustee's Fee                                                        $ 50
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 0.25%
--------------------------------------------------------------------------------
Other expenses                                                            0.87%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                    2.12%
--------------------------------------------------------------------------------
Fee Waiver                                                               (0.63)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        1.49%
--------------------------------------------------------------------------------

* Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 2000.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1)remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                  1 Year     3 Years    5 Years    10 Years
================================================================================
                   $152       $603        $1,081    $2,402

Exclusive of $50 annual trustee's fee per trust account. For trust accounts opened prior to 2001, Royce will pay that portion of the currently effective annual trustee's fee in excess of $50 per account and the trustee's fees for establishing and terminating the trusts.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                         1999        1998        1997        1996        1995*
============================================================================================================================
Net Asset Value, Beginning of Period                            $   8.24    $   6.91    $   5.83    $   5.01    $   5.00
----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                                    (0.04)      (0.02)      (0.01)         --          --
----------------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)           3.35        1.37        1.52        1.27        0.01
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 3.31        1.35        1.51        1.27        0.01
----------------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                               --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                (1.45)      (0.02)      (0.43)      (0.45)         --
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (1.45)      (0.02)      (0.43)      (0.45)         --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $  10.10    $   8.24    $   6.91    $   5.83    $   5.01
----------------------------------------------------------------------------------------------------------------------------
Total Return                                                        41.8%       19.5%       26.0%       25.6%        0.2%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                         $     15    $      8    $      4    $      1    $      1
----------------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                         1.49%       1.49%       1.49%       1.49%       0.70%***
----------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average Net Assets     (0.60)%     (0.35)%     (0.32)%     (0.05)%      0.00%***
----------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                           152%        153%         64%         93%          0%
----------------------------------------------------------------------------------------------------------------------------

*     The Fund commenced operations on December 27, 1995.
**    For 1999, 1998, 1997, 1996 and 1995, these ratios would have been 2.12%,
      2.45%, 3.82%, 6.53% and 1.95%, respectively, before fee waivers and expense reimbursement by Royce.
***   Annualized



                                                 THE ROYCE FUNDS PROSPECTUS | 11

ROYCE TOTAL RETURN FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund's assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, approximately 2,100 currently pay common stock dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap securities.

      Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $1.5 billion at the time of investment. Royce expects the Fund's portfolio to have a median market cap below $1 billion. It may also invest up to 35% of the Fund's assets in non-convertible debt securities.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         143
--------------------------------------------------------------------------------
Median Market Capitalization                                        $362 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

         1999       1998        1997        1996        1995       1994
         ----       ----        ----        ----        ----       ----

         1.55       4.75       23.69       25.48       26.85       5.13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                                  From Inception
                              1 Year       3 Year       5 Year       12/15/93
================================================================================
RTR                            1.55         9.58        15.93          13.95
--------------------------------------------------------------------------------
Russell 2000                  21.26        13.08        16.69          13.92
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 12.33% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -10.53% (quarter ended 9/30/98).



12 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYTRX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee

  On purchases held for six months or more                                 None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 None
--------------------------------------------------------------------------------
Other expenses                                                            0.31%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                    1.31%
--------------------------------------------------------------------------------
Fee Waiver                                                               (0.06)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        1.25%
--------------------------------------------------------------------------------

* Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.25% through December 31, 2000.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

             1 Year          3 Years         5 Years         10 Years
================================================================================
              $127             $409            $712           $1,574

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended on December 31,                                            1999        1998        1997        1996        1995
=============================================================================================================================
Net Asset Value, Beginning of Period                                $   7.56    $   7.52    $   6.29    $   5.76    $   5.12
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income                                                0.17        0.15        0.11        0.14        0.13
-----------------------------------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)     (0.07)       0.20        1.38        1.28        1.24
-----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                     0.10        0.35        1.49        1.42        1.37
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                                (0.16)      (0.15)      (0.11)      (0.16)      (0.13)
-----------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                    (0.35)      (0.16)      (0.15)      (0.73)      (0.60)
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 (0.51)      (0.31)      (0.26)      (0.89)      (0.73)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $   7.15    $   7.56    $   7.52    $   6.29    $   5.76
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                                             1.6%        4.8%       23.7%       25.5%       26.9%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                             $    248    $    245    $    120    $      6    $      3
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                             1.25%       1.25%       1.25%       1.25%       1.67%
-----------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income to Average Net Assets                 2.32%       2.75%       3.15%       2.50%       2.42%
-----------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                39%         66%         26%        111%         68%
-----------------------------------------------------------------------------------------------------------------------------

* For 1999, 1998, 1997, 1996 and 1995, these ratios would have been 1.31%,
1.35%, 1.67%, 2.23% and 2.38%, respectively, before fee waivers by Royce.



                                                 THE ROYCE FUNDS PROSPECTUS | 13

ROYCE LOW-PRICED STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

WWhitney George, Senior Portfolio Manager of Royce, manages Royce Low-Priced Stock Fund. The Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small- and micro-cap companies trading for less than $15 per share. Institutional investors generally do not make such securities an area of their focus, and they receive only limited broker research coverage. These conditions create opportunities to find securities trading significantly below Royce's estimate of their current worth.

      Normally, the Fund will invest at least 65% of its assets in the common stocks and convertible securities of companies whose shares trade for less than $15 at the time of investment. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $1.5 billion. Royce expects the Fund's portfolio to have a median market cap below $1 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                          64
--------------------------------------------------------------------------------
Median Market Capitalization                                        $400 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of low-priced and small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

       1999        1998         1997         1996         1995        1994
       ----        ----         ----         ----         ----        ----

      29.78        2.37        19.48        22.80        22.53        2.98

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                                 From Inception
                        1 Year         3 Year         5 Year        12/15/93
================================================================================
RLP                      29.78          16.65          19.02          16.08
--------------------------------------------------------------------------------
Russell 2000             21.26          13.08          16.69          13.92
--------------------------------------------------------------------------------


During the period shown in the bar chart, the highest return for a calendar quarter was 26.59% (quarter ended 6/30/99) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).



14 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYLPX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                            None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                               None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                 None
--------------------------------------------------------------------------------
Early redemption fee

  On purchases held for six months or more                                  None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 0.25%
--------------------------------------------------------------------------------
Other expenses                                                            0.53%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                    2.28%
--------------------------------------------------------------------------------
Fee Waiver                                                               (0.79)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        1.49%
--------------------------------------------------------------------------------

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 2000.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                  1 Year     3 Years    5 Years    10 Years
================================================================================
                   $152       $637       $1,148     $2,554

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                           1999        1998        1997        1996        1995
=========================================================================================================================
Net Asset Value, Beginning of Period                            $   6.95    $   6.82    $   6.30    $   5.62    $   5.07
-------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                                    (0.03)      (0.01)      (0.03)      (0.03)      (0.04)
-------------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)           2.03        0.17        1.26        1.31        1.18
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 2.00        0.16        1.23        1.28        1.14
-------------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                               --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                (0.79)      (0.03)      (0.71)      (0.60)      (0.59)
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                             (0.79)      (0.03)      (0.71)      (0.60)      (0.59)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $   8.16    $   6.95    $   6.82    $   6.30    $   5.62
-------------------------------------------------------------------------------------------------------------------------
Total Return                                                        29.8%        2.4%       19.5%       22.8%       22.5%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                         $     25    $     21    $     18    $     16    $      4
-------------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets*                         1.49%       1.49%       1.49%       1.88%       1.97%
-------------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average Net Assets     (0.49)%     (0.11)%     (0.47)%     (0.67)%     (1.11)%
-------------------------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                           103%        111%         99%        137%        114%
-------------------------------------------------------------------------------------------------------------------------

* For 1999, 1998, 1997, 1996 and 1995, these ratios would have been 2.28%,
2.31%, 2.38%, 2.59% and 3.47%, respectively, before fee waivers by Royce.



                                                 THE ROYCE FUNDS PROSPECTUS | 15

ROYCE OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Boniface A. Zaino, Senior Portfolio Manager of Royce, manages Royce Opportunity Fund. The Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities.

      Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $1.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies.

      Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         177
--------------------------------------------------------------------------------
Median Market Capitalization                                        $203 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

--------------------------------------------------------------------------------
The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

                    1999             1998            1997
                    ----             ----            ----

                   32.34             4.91           20.83

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                              From Inception
                                   1 Year        3 Year          11/19/96
================================================================================
ROF                                32.34         18.82            20.00
--------------------------------------------------------------------------------
Russell 2000                       21.26         13.08            14.26
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 31.19% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.09% (quarter ended 9/30/98).



16 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYPNX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                              None
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends                None
--------------------------------------------------------------------------------
Early redemption fee

  On purchases held for six months or more                                 None
--------------------------------------------------------------------------------
  On purchases held for less than six months                               1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                  None
--------------------------------------------------------------------------------
Other expenses                                                             0.46%
--------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                     1.46%
--------------------------------------------------------------------------------

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                  1 Year     3 Years    5 Years    10 Years
================================================================================
                   $149        $462       $797       $1,746

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,                                            1999         1998         1997         1996*
====================================================================================================================
Net Asset Value, Beginning of Period                             $   6.02     $   5.92     $   5.26     $   5.00
--------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                                        --        (0.01)        0.07           --
--------------------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)            1.91         0.29         1.03         0.26
--------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                  1.91         0.28         1.10         0.26
--------------------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                                --           --        (0.08)          --
--------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                 (0.74)       (0.18)       (0.36)          --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (0.74)       (0.18)       (0.44)          --
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $   7.19     $   6.02     $   5.92     $   5.26
--------------------------------------------------------------------------------------------------------------------
Total Return                                                         32.3%         4.9%        20.8%         5.2%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                          $     60     $     34     $     22     $     18
--------------------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets**                         1.46%        1.25%        0.99%        0.97%***
--------------------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average Net Assets      (0.07)%      (0.16)%       1.23%        0.83%***
   Portfolio Turnover Rate                                            122%         120%          77%           1%
--------------------------------------------------------------------------------------------------------------------

*     The Fund commenced operations on November 19, 1996.
** For 1998, 1997 and 1996, these ratios would have been 1.54%, 1.56% and 1.97%, respectively, before fee waivers by Royce.
***   Annualized



                                                 THE ROYCE FUNDS PROSPECTUS | 17

INVESTING IN SMALL-COMPANY STOCKS
--------------------------------------------------------------------------------

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $1.5 billion or less.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

      Small-and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

      The micro-cap segment consists of more than 6,200 companies with market caps below $300 million. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth but also involve increased risk, lead Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding proportionately smaller positions in more companies.

      The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities (generally fewer than 60).



18 | THE ROYCE FUNDS PROSPECTUS

Value Investing

      Royce uses a "value" method in managing the Funds' assets. In selecting securities for the Funds, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth. Royce bases this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future growth prospects.

      Royce attempts to identify and invest in securities of companies that are trading significantly below its estimate of the company's current worth, with the expectation that the market price of its securities should increase over a three- to five-year period towards this estimate, resulting in capital appreciation for Fund investors.

      Royce's value approach strives to reduce some of the risks of investing in small- and micro-cap securities for each Fund's portfolio taken as a whole. In addition to focusing on companies trading significantly below its estimate of their current worth to reduce valuation risk, Royce evaluates various other risk factors in selecting securities for the Funds. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce Select Fund and Royce Trust &GiftShares Fund, which limit the number of securities in their portfolios, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

      Additionally, although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios during periods of broad small-cap market declines, it may also reduce gains in strong small-cap up markets.

Temporary Investments

      Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, may not achieve its investment goal while that policy is in effect.



                                                 THE ROYCE FUNDS PROSPECTUS | 19

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Royce attempts to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

                                [PHOTOS OMITTED]

                       (l-r) Jack Fockler, Whitney George,
                    Chuck Royce, Charlie Dreifus, Buzz Zaino

Royce & Associates Inc. is the Funds' investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer since 1973. He is also the primary portfolio manager of the Funds' portfolios, with the exception of Royce Low-Priced Stock Fund, which W. Whitney George began to manage in January 2000, and Royce Opportunity Fund, which Boniface A. Zaino began to manage in April 1998.

      Mr. Royce is assisted by Royce's investment staff, which includes Mr. George, Managing Director, Vice President and Senior Portfolio Manager; Mr. Zaino, Managing Director and Senior Portfolio Manager; and Charles R. Dreifus, Principal and Senior Portfolio Manager; and by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

     Royce Fund Services, Inc. ("RFS") distributes the Funds' shares. The Royce Fund has adopted a distribution plan for Royce Low-Priced Stock Fund and Royce Trust & GiftShares Fund under Rule 12b-1. Under the plan, these Funds are obligated to pay a fee to RFS at the annual rate of 0.25% of their average net assets of their Investment Class. RFS would use these fees to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Funds. RFS has agreed to waive its fees through December 2000.



20 | THE ROYCE FUNDS PROSPECTUS

--------------------------------------------------------------------------------

Royce receives advisory fees monthly as compensation for its services to the Funds. (See page 26 for information about the performance fees payable to Royce from Royce Select Fund.) The annual rates of these fees, before any waiver to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses tables, are:

--------------------------------------------------------------------------------

o 1% of the average net assets of Royce Premier Fund, Royce Trust &GiftShares Fund, Royce Total Return Fund and Royce Opportunity Fund.

o 1.5% of the average net assets of Royce Micro-Cap Fund and Royce Low-Priced Stock Fund.

o 1% of the first $50 million of Pennsylvania Mutual Fund's average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

For 1999, the actual net fees, after waivers, paid to Royce on average net assets were 1.00% for Royce Premier Fund, 1.13% for Royce Micro-Cap Fund, 0.78% for Pennsylvania Mutual Fund, 4.61% for Royce Select Fund, 0.62% for Royce Trust & GiftShares Fund, 0.94% for Royce Total Return Fund, 0.96% for Royce Low-Priced Stock Fund and 1.00% for Royce Opportunity Fund.

      State Street Bank & Trust Company is the custodian of the Funds' securities, cash and other assets. State Street's agent, National Financial Data Services ("NDFS"), is the Funds' transfer agent.



                                                 THE ROYCE FUNDS PROSPECTUS | 21

GENERAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value (NAV) is the value of the Fund's net assets divided by the number of its outstanding shares.

For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2000.

Purchasing Shares

      The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

      If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commisions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

      For the year ended December 31, 1999, Royce made payments for distribution services to broker-dealers out of its own resources in the amount of $1,290,415.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------

Minimum initial investments for shares purchased directly from The Royce Fund, other than Royce Trust & GiftShares and Royce Select Funds:

Account Type                                                             Minimum

================================================================================

Regular Account                                                          $ 2,000
--------------------------------------------------------------------------------

IRA                                                                          500
--------------------------------------------------------------------------------

Automatic Investment or
Direct Deposit Plan Accounts                                                 500
--------------------------------------------------------------------------------

403(b)(7) or 401(k) Accounts                                                None
--------------------------------------------------------------------------------

The subsequent investment minimum is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

--------------------------------------------------------------------------------

Redeeming Shares

      Early Redemption Fee (not applicable to Royce Trust & GiftShares Fund)

      You may redeem shares in your account at any time. In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund (other than Royce Select Fund) that you held for less than six months. A fee of 2%



22 | THE ROYCE FUNDS PROSPECTUS
is assessed on redemptions of any Royce Select Fund shares held for less than three years. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

      The "first-in, first-out" method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds' transfer agent, the anniversary month of an account determines the six-month holding period, so that if you purchased a Fund's shares in June 2000, these shares would be subject to the fee if you were to redeem them prior to December 2000 (June 2003 for Royce Select Fund). If you were to redeem the shares on or after December 1, 2000 (June 1, 2003 for Royce Select Fund), they would not be subject to the fee.

      You will incur no fee on shares that you acquire through distribution reinvestment or that you exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and Royce Trust & GiftShares Fund shareholders.

Other Redemption Information

      The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities -- redemption in kind -- under certain circumstances.

      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

      The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

      The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a



                                                 THE ROYCE FUNDS PROSPECTUS | 23

Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

      The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

      The Royce Fund mails shareholder reports semi-annually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Please call Investor Services if you need additional report copies.

Dividends, Distributions and Taxes

      Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

      Selling or exchanging shares is a taxable event, and a shareholder may realize a

--------------------------------------------------------------------------------
TAXATION OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the Federal level. Except for Royce Total Return Fund, the Funds' distributions normally consist primarily of capital gains:

                                         Rate for 15%         Rate for 28% and
Distribution                             tax bracket          higher tax bracket
                                         investors            investors
================================================================================
Income dividend                          Ordinary             Ordinary
                                         income rate          income rate
--------------------------------------------------------------------------------
Short-term                               Ordinary             Ordinary
capital gains                            income rate          income rate

--------------------------------------------------------------------------------
Long-term
capital gains                            10%                  20%
--------------------------------------------------------------------------------



24 | THE ROYCE FUNDS PROSPECTUS
taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

      The Internal Revenue Service will treat any loss you may have on the redemption of a Fund's shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

      You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

      The IRS requires that a Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

      The above is only a summary of certain Federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.



                                                 THE ROYCE FUNDS PROSPECTUS | 25

INVESTING IN ROYCE SELECT FUND
--------------------------------------------------------------------------------

Who May Invest in the Fund

Royce Select Fund is designed primarily for clients of registered investment advisors, and only those who meet the Securities and Exchange Commission's definition of the term "qualified client" may purchase shares of the Fund. The term qualified client includes:

      (a) an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (together, in the case of an individual, with assets jointly with a spouse) of more than $1,500,000 at the time of the purchase; or

      (b) an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

      The requirement that Fund shares be purchased only by qualified clients applies to both initial and subsequent investments in the Fund. Qualified clients (or any persons acting on their behalf) must represent to The Royce Fund and Royce in writing that they are investing in the Fund for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Fund's shares in order to prevent persons who are not qualified clients from purchasing them.

Performance Fee

      As compensation for its services to the Fund and for paying the Fund's other ordinary operating expenses as set forth below, Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund's pre-fee total return. For this purpose, total return is defined as total investment income plus net realized and unrealized gains on investments. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund's then current assets.

      Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund's pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. However, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

Responsibility for Payment of Other Operating Expenses

      Royce is responsible for paying all of the Fund's other operating expenses, except for brokerage commissions, taxes, interest, litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.



26 | THE ROYCE FUNDS PROSPECTUS

To Invest in Royce Select Fund

      To open a new account directly with the Fund, please call Investor Services at (800) 221-4268 for an Account Application. Investments in the Fund may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for this Fund. The minimum initial investment is $50,000. The minimum subsequent investment is $1,000.

INVESTING IN ROYCE TRUST & GIFTSHARES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The account options available to a donor under the Royce Trust &GiftShares Fund trust adoption agreement are:
--------------------------------------------------------------------------------

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the annual Federal gift tax exclusion and/or as a means to pay for the beneficiary's college or other post-secondary education.

o The donor may design the trust to permit withdrawals to help pay for the beneficiary's college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

o The beneficiary will be taxed on all of the trust's income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

o The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary's tax returns for that year.

Accumulation Option (Unified Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the Federal annual gift tax exclusion, and there can be no distributions, to fund educational expenses or otherwise, before the trust terminates.

o The trustee is responsible for filing all Federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

o The trustee will distribute assets to the beneficiary at the termination of the trust.

An investment in Royce Trust &GiftShares Fund offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open an account in Royce Trust &GiftShares Fund for yourself or your spouse.) A Royce Trust &GiftShares Fund investment may qualify for the annual Federal gift tax exclusion and may also help pay for a beneficiary's college or other post-secondary education. To receive additional information or to open a Royce Trust & GiftShares Fund account, call Investor Services at (800) 221-4268 for a free information packet, which includes a trust adoption agreement. (A trustee for an individual or organization may also open a Royce Trust & GiftShares Fund account if the trust has a long-term duration, the provisions of the trust are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.) The minimum initial investment in Royce Trust &GiftShares Fund is $5,000. An investor may make subsequent investments of $100 or more at any time during the existence of the trust.

      As independent trustee, State Street Bank & Trust Company will hold the shares of a Royce Trust & GiftShares Fund account in trust until the termination date you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first contribution to the Royce Trust &GiftShares Fund trust or until the beneficiary reaches the age of majority, whichever is later. A Royce Trust & GiftShares Fund trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the benficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.



                                                 THE ROYCE FUNDS PROSPECTUS | 27

Tax Information

      The opening of a Royce Trust & GiftShares Fund trust account, as well as any additional investments made to an existing account, will be subject to the reporting requirements of Federal gift tax law. In general, the law requires that an individual file a Federal gift tax return, which reports all gifts made during the calendar year, except gifts of present interests in property that qualify for, and do not exceed, the amount of the Federal annual gift tax exclusion (currently $10,000). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

      There is additional information about these and other tax matters applicable to an investment in Royce Trust &GiftShares Fund in the Statement of Additional Information under "Taxation - Royce Trust & GiftShares Fund." Due to the complexity of Federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in Royce Trust & GiftShares Fund.

Redemption Information

      Until a Royce Trust &GiftShares Fund trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee's capacity and ability to redeem shares, and the beneficiary's right to compel redemption, are subject to the terms and conditions of the Royce Trust & GiftShares Fund Trust Instrument.



28 | THE ROYCE FUNDS PROSPECTUS

For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

Call (800) 221-4268

By mail

Write to:

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

By E-mail

Send your request to:
funds@roycenet.com

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at http://www.roycefunds.com

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599




PROSPECTUS

================================================================================

                                  TheRoyceFund
            ---------------------------------------------------------
            VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS
            ---------------------------------------------------------

                              Royce Micro-Cap Fund

                            Pennsylvania Mutual Fund

                          Royce Trust & GiftShares Fund


                            Consultant Class Shares

================================================================================

                                   PROSPECTUS

                                   May 1, 2000

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Overview                                                                       1
-------------------------------------------------------------------------------

Royce Micro-Cap Fund                                                           2
--------------------------------------------------------------------------------

Pennsylvania Mutual Fund                                                       4
--------------------------------------------------------------------------------

Royce Trust & GiftShares Fund                                                  6
--------------------------------------------------------------------------------

Investing in Small-Company Stocks                                              8
--------------------------------------------------------------------------------

Management of the Funds                                                       10
--------------------------------------------------------------------------------

General Shareholder Information                                               12
--------------------------------------------------------------------------------

Investing in Royce Trust & GiftShares Fund                                    15
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------

      "At Royce & Associates, Inc. ("Royce"), the Funds' investment adviser, we attempt to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future growth prospects. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

      "Our Funds' ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies."

                                                                   - Chuck Royce

--------------------------------------------------------------------------------

      This Prospectus relates only to the Consultant Class of shares of The Royce Funds, which are generally offered only through certain broker-dealers and/or financial intermediaries.

      The information on pages 2-7 about each Fund's investment goals and principal strategies and about the primary risks for a Fund's investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing.

      The performance information presented in this Prospectus is current to December 31, 1999. For more recent information, please visit our web site at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

      The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.



                                                  THE ROYCE FUNDS PROSPECTUS | 1

ROYCE MICRO-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Royce Micro-Cap Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies (companies with stock market capitalizations less than $300 million). Royce selects these securities from a universe of more than 6,200 micro-cap companies, generally focusing on companies that it believes are trading considerably below its estimate of their current worth.

      Normally, the Fund will invest at least 80% of its assets in the common stocks and convertible securities of small-cap (companies with stock market capitalizations below $1.5 billion) and micro-cap companies. At least 65% of its assets will be in micro-cap securities at the time of investment. Royce expects the Fund's portfolio to have a median market cap below $300 million.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         134
--------------------------------------------------------------------------------
Median Market Capitalization                                        $175 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or even long periods of time.

      The prices of micro-cap securities are generally even more volatile and their markets are less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. The sale of Consultant Class shares commenced on May 4, 1998. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees or deferred sales charge. If Consultant Class's 12b-1 fees had been reflected, total returns prior to May 4, 1998 would have been lower. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

      1999      1998      1997      1996      1995     1994      1993      1992
      ----      ----      ----      ----      ----     ----      ----      ----

     12.67     -3.87     24.69     15.54     19.06     3.55     23.67     29.41

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                                                                From Inception
                            1 Year       3 Year        5 Year      12/31/91
--------------------------------------------------------------------------------
RMC                         12.67         10.53        13.19         15.09
--------------------------------------------------------------------------------
Russell 2000                21.26         13.08        16.69         14.66
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 22.36% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.84% (quarter ended 9/30/98).



2 | THE ROYCE FUNDS PROSPECTUS

                                                                   TICKER: RYMCX
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                          None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                             1.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends               None
--------------------------------------------------------------------------------
Redemption fee                                                            None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 1.00%
--------------------------------------------------------------------------------
Other expenses                                                            1.49%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                   3.99%
--------------------------------------------------------------------------------
Fee waiver and expense reimbursement                                     (1.50)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        2.49%
--------------------------------------------------------------------------------

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 2.49% through December 31, 2000 and 2.99% through December 31, 2009.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

          1 Year            3 Years           5 Years           10 Years
================================================================================
           $252              $878              $1,528            $3,273

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                                 1999          1998*
=================================================================================================
Net Asset Value, Beginning of Period                                     $8.50        $10.58
-------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment loss                                                   (0.16)        (0.07)
-------------------------------------------------------------------------------------------------
   Net gains (losses) on securities (both realized and unrealized)        1.23         (1.50)
-------------------------------------------------------------------------------------------------
   Total from Investment Operations                                       1.07         (1.57)
-------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                                     --         (0.01)
-------------------------------------------------------------------------------------------------
   Distributions from capital gains                                      (0.12)        (0.50)
-------------------------------------------------------------------------------------------------
   Total Distributions                                                   (0.12)        (0.51)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.45         $8.50
-------------------------------------------------------------------------------------------------
Total Return                                                              12.7%        (14.6)%
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (thousands)                                $1,163          $751
-------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets**                              2.49%         2.49%***
-------------------------------------------------------------------------------------------------
   Ratio of Net Investment Loss to Average Net Assets                    (1.71)%       (1.62)%***
-------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                                  24%           56%
-------------------------------------------------------------------------------------------------

  * The Class commenced operations on May 4, 1998.

 ** For 1999 and 1998, these ratios would have been 3.99% and 4.52%, respectively, before fee waivers and expense reimbursements by Royce.

*** Annualized


                                                  THE ROYCE FUNDS PROSPECTUS | 3

PENNSYLVANIA MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

Pennsylvania Mutual Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap range (companies with stock market capitalizations from $300 million to $1.5 billion), the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the lower end of the range (market capitalizations less than $300 million), the Fund invests in securities, selected by Royce from a universe of more than 6,200 micro-cap companies, that it believes are trading significantly below its estimate of their current worth.

      Normally, the Fund will invest at least 65% of its assets in the common stocks and convertible securities of such small- and micro-cap companies. Royce expects the Fund's portfolio to have a median market cap below $1 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                         188
--------------------------------------------------------------------------------
Median Market Capitalization                                        $412 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year over the last 10 years, and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. The sale of Consultant Class shares commenced on June 18, 1997. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees or deferred sales charge. If Consultant Class's 12b-1 fees had been reflected, total returns prior to June 18, 1997 would have been lower. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

1999    1998    1997    1996    1995    1994     1993     1992     1991    1990
----    ----    ----    ----    ----    ----     ----     ----     ----    ----

5.26    3.35   24.96   12.85   18.72   -0.72    11.25    16.19    31.83   -11.54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

                              1 Year     3 Year     5 Year     10 Year   20 Year
--------------------------------------------------------------------------------
PMF                             5.26      10.68      12.65      10.50     14.02
--------------------------------------------------------------------------------
Russell 2000                   21.26      13.08      16.69      13.40     13.96
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 20.24% (quarter ended 3/31/91) and the lowest return for a calendar quarter was -16.55% (quarter ended 9/30/90).


4 | THE ROYCE FUNDS PROSPECTUS

FEES AND EXPENSES OF THE FUND                                      TICKER: RYPCX
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                          None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                             1.00 %
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends               None
--------------------------------------------------------------------------------
Redemption fee                                                            None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           0.78%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 1.00%
--------------------------------------------------------------------------------
Other expenses                                                            0.24%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                   2.02%
--------------------------------------------------------------------------------
Fee Waiver                                                               (0.25)%
--------------------------------------------------------------------------------
Net Fund Operating Expenses                                               1.77%
--------------------------------------------------------------------------------

The Fund's distributor has contractually agreed to waive 0.25% of its fee through December 31, 2000.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

       1 Year           3 Years          5 Years          10 Years
================================================================================
         $180             $609           $1,065           $2,328

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS INFORMATION
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                            1999         1998         1997*
=======================================================================================================
Net Asset Value, Beginning of Period                                $7.34        $7.81        $7.90
-------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment income (loss)                                     (0.02)       (0.01)        0.02
-------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)            0.39         0.24         0.93
-------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                  0.37         0.23         0.95
-------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                                --           --        (0.04)
-------------------------------------------------------------------------------------------------------
   Distributions from capital gains                                 (0.43)       (0.70)       (1.00)
-------------------------------------------------------------------------------------------------------
   Total Distributions                                              (0.43)       (0.70)       (1.04)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $7.28        $7.34        $7.81
-------------------------------------------------------------------------------------------------------
Total Return                                                          5.3%         3.4%        12.0%
-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (millions)                              $129         $140         $152
-------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets**                         1.77%        1.74%        1.65%***
-------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Income (loss) to Average Net Assets      (0.24)%      (0.11)%       0.29%***
-------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                             21%          29%          18%
-------------------------------------------------------------------------------------------------------

* The Class commenced operations on June 18, 1997.

** For 1999, 1998 and 1997, these ratios woud have been 2.02%, 1.99%, and 2.00%, respectively, before fee waiver and expense reimbursments by Royce.

*** Annualized


                                                  THE ROYCE FUNDS PROSPECTUS | 3

ROYCE TRUST & GIFTSHARES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL AND PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The investment goal of Royce Trust & GiftShares Fund, a special-purpose fund, is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth.

      The Fund is designed to enable investors to make long-term gifts that may qualify for the Federal annual gift tax exclusion and that may also may be used to help pay for the beneficiary's college and other post-secondary education. See p.15 for more information.

      Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities. At least 75% of these securities will be issued by small-cap companies (less than $1.5 billion in market capitalization). Royce expects the Fund's portfolio to have a median market cap below $1 billion.

--------------------------------------------------------------------------------
PORTFOLIO DIAGNOSTICS (12/31/99)
--------------------------------------------------------------------------------
Number of Securities                                                          48
--------------------------------------------------------------------------------
Median Market Capitalization                                        $383 Million
--------------------------------------------------------------------------------

PRIMARY RISKS FOR FUND INVESTORS
--------------------------------------------------------------------------------

As with any mutual fund that invests in common stocks, Royce Trust & GiftShares Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and a Fund trust account could lose money over short or even long periods of time.

      The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

--------------------------------------------------------------------------------

The following information provides some indication of the past rewards and risks of investing in the Fund by showing its performance from year to year since its inception and by showing how the Fund's average annual total returns for various periods compare with those of the Russell 2000, the Fund's benchmark index. The sale of Consultant Class shares commenced on September 26, 1997. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees or deferred sales charge. If Consultant Class's 12b-1 fees and deferred sales charge had been reflected, total returns prior to September 26, 1997 would have been lower. Past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
CALENDAR YEAR RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

            1999             1998             1997             1996
            ----             ----             ----             ----
           40.34            18.54            25.51            25.55

--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 33.19% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -18.15% (quarter ended 9/30/98).

--------------------------------------------------------------------------------
ANNUALIZED RETURNS - in Percentages (%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  From Inception
                                         1 Year         3 Year        12/27/95
================================================================================
 RTG                                      35.84          27.11         26.91
--------------------------------------------------------------------------------
 Russell 2000                             21.26          13.08         14.05
--------------------------------------------------------------------------------

Unlike the bar chart, the annualized returns reflect the maximum applicable deferred sales charge if shares had been redeemed on 12/31/99.


6 | THE ROYCE FUNDS PROSPECTUS

FEES AND EXPENSES OF THE FUND                                      TICKER: RGFCX
--------------------------------------------------------------------------------

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
================================================================================
Maximum sales charge (load) imposed on purchases                          None
--------------------------------------------------------------------------------
Maximum deferred sales charge                                             5.00%
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends               None
--------------------------------------------------------------------------------
Redemption fee                                                            None
--------------------------------------------------------------------------------
Annual Trustee's Fee                                                       $50
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
================================================================================
Management fees                                                           1.00%
------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 1.00%
--------------------------------------------------------------------------------
Other expenses                                                            1.53%
--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                   3.53%
--------------------------------------------------------------------------------
Fee waiver                                                               (1.04)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        2.49%
--------------------------------------------------------------------------------

* Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 2.49% through December 31, 2000 and 2.99% through December 31, 2009.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

           1 Year           3 Years          5 Years          10 Years
================================================================================
            $713            $1,251           $1,695            $3,068

You would pay the following expenses if you did not redeem your shares:

            1 Year           3 Years          5 Years         10 Years
================================================================================
             $252             $878            $1,528           $3,068

Exclusive of $50 annual trustee's fee per trust account. For trust accounts opened prior to or during 1999, Royce will pay that portion of the currently effective annual trustee's fee in excess of $50 per account and the trustee's fees for establishing and terminating the trusts.

--------------------------------------------------------------------------------
                        Financial Highlights Information
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance since inception of the Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

Period Ended December 31,                                        1999          1998          1997*
======================================================================================================
Net Asset Value, Beginning of Period                            $8.14         $6.88         $7.21
------------------------------------------------------------------------------------------------------
Income from Investment Operations

   Net investment loss                                          (0.09)        (0.06)        (0.01)
------------------------------------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)        3.25          1.34          0.11
------------------------------------------------------------------------------------------------------
   Total from Investment Operations                              3.16          1.28          0.10
------------------------------------------------------------------------------------------------------
Less Distributions

   Dividends from net investment income                            --            --            --
------------------------------------------------------------------------------------------------------
   Distributions from capital gains                             (1.39)        (0.02)        (0.43)
------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.39)        (0.02)        (0.43)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $9.91         $8.14         $6.88
------------------------------------------------------------------------------------------------------
Total Return                                                     40.3%         18.5%          1.5%
------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

   Net Assets, End of Period (thousands)                       $3,469        $1,276          $107
------------------------------------------------------------------------------------------------------
   Ratio of Expenses to Average Net Assets**                     2.49%         2.49%         2.49%***
------------------------------------------------------------------------------------------------------
   Ratio of Net Investment Loss to Average Net Assets           (1.60)%       (1.39)%       (1.35)%***
------------------------------------------------------------------------------------------------------
   Portfolio Turnover Rate                                        152%          153%           64%
------------------------------------------------------------------------------------------------------

* The Class commenced operations on September 26, 1997.

** For 1999, 1998 and 1997, these ratios would have been 3.53%, 4.70% and 30.28%, respectively, before fee waivers and expense reimbursements by Royce.

*** Annualized


                                                  THE ROYCE FUNDS PROSPECTUS | 7

INVESTING IN SMALL-COMPANY STOCKS
--------------------------------------------------------------------------------

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $1.5 billion or less.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

      Small-and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

      The micro-cap segment consists of more than 6,200 companies with market caps below $300 million. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth and involve increased risk, lead Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding proportionately smaller positions in more companies.

      The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities (generally fewer than 60).



8 | THE ROYCE FUNDS PROSPECTUS

Value Investing

      Royce uses a "value" method in managing the Funds' assets. In selecting securities for the Funds, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth. Royce bases this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future growth prospects.

      Royce attempts to identify and invest in securities of companies that are trading significantly below its estimate of the company's current worth, with the expectation that the market price of its securities should increase over a three- to five-year period towards this estimate, resulting in capital appreciation for Fund investors.

      Royce's value approach strives to reduce some of the risks of investing in small and micro-cap securities for each Fund's portfolio taken as a whole. In addition to focusing on companies trading significantly below its estimate of their current worth, to reduce valuation risk, Royce evaluates various other risk factors in selecting securities for the Funds. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce Trust & GiftShares Fund, which limits the number of securities in its portfolio, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

      Additionally, although Royce's approach to security selection seeks to reduce downside risk to Fund portfolios during periods of broad small-cap market declines, it may also reduce gains in strong small-cap up markets.

Temporary Investments

      Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.



                                                  THE ROYCE FUNDS PROSPECTUS | 9

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Royce attempts to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

                                [PHOTOS OMITTED]

                       (l-r) Jack Fockler, Whitney George,
                    Chuck Royce, Charlie Dreifus, Buzz Zaino

Royce & Associates Inc. is the Funds' investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm's President and Chief Investment Officer since 1973. He is also the primary portfolio manager of the Funds' portfolios.

      Mr. Royce is assisted by Royce's investment staff, which includes Mr. George, Managing Director, Vice President and Senior Portfolio Manager; Mr. Zaino, Managing Director and Senior Portfolio Manager; and Charles R. Dreifus, Principal and Senior Portfolio Manager; and by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

      Royce Fund Services, Inc. ("RFS") distributes the Funds' shares. The Royce Fund has adopted a distribution plan for the Consultant Class shares of Royce Micro-Cap Fund, Pennsylvania Mutual Fund and Royce Trust & GiftShares Fund under Rule 12b-1. Under this plan, the Funds are obligated to pay a fee to RFS of up to 1.00% per year of their respective average net assets. RFS uses this fee to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Funds. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      State Street Bank & Trust Company is the custodian of the Funds' securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), is the Funds' transfer agent.



10 | THE ROYCE FUNDS PROSPECTUS

--------------------------------------------------------------------------------

Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver required to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses table, are:

--------------------------------------------------------------------------------

o     1.5% of the average net assets of Royce Micro-Cap Fund.

o 1% of the first $50 million of Pennsylvania Mutual Fund's average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

o     1% of the average net assets of Royce Trust & GiftShares Fund.

For 1999, the fees paid to Royce on average net assets were 1.13% for Royce Micro-Cap Fund, 0.78% for Pennsylvania Mutual Fund and 0.62% for Royce Trust & GiftShares Fund.

--------------------------------------------------------------------------------


                                                 THE ROYCE FUNDS PROSPECTUS | 11

GENERAL SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value (NAV) is the value of the Fund's net assets divided by the number of its outstanding shares.

For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2000.

Purchasing Shares

      If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

      For the year ended December 31, 1999, Royce made payments for distribution services to broker-dealers out of its own resources in the amount of $1,290,415.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------

Minimum initial investments for shares purchased directly from The Royce Fund, other than Royce Trust & GiftShares and Royce Select Funds:

Account Type                                                             Minimum

================================================================================

Regular Account                                                          $ 2,000
--------------------------------------------------------------------------------

IRA                                                                          500
--------------------------------------------------------------------------------

Automatic Investment or
Direct Deposit Plan Accounts                                                 500
--------------------------------------------------------------------------------

403(b)(7) or 401(k) Accounts                                                None
--------------------------------------------------------------------------------

The subsequent investment minimum is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

--------------------------------------------------------------------------------

Redeeming Shares

      Contingent Deferred Sales Charge

      The Funds offer Consultant Class shares at net asset value with no front-end sales charge. However, the shares are subject to a 1.00% 12b-1 distribution fee. After approximately eight years Royce Trust & GiftShares Fund accounts automatically convert into Investment Class shares that are identical to Consultant Class shares, but that bear only a 0.25% 12b-1 distribution fee and are not subject to any contingent deferred sales charges. Consultant Class shares of



12 | THE ROYCE FUNDS PROSPECTUS
the Funds also bear declining contingent deferred sales charges on shares redeemed within a specified period following their purchase (see table below). The contingent deferred sales charge is a percentage of the purchase price of the shares being redeemed, and the fee is paid to RFS.

---------------------------------------------------------------------------------------
                                  YEARS AFTER PURCHASE
---------------------------------------------------------------------------------------
                                 0-1     1-2     2-3      3-4     4-5     5-6      6-7
=======================================================================================
Royce Micro-Cap Fund            1.00%   0.00%   0.00%    0.00%   0.00%   0.00%    0.00%
---------------------------------------------------------------------------------------
Pennsylvania Mutual Fund        1.00%   0.00%   0.00%    0.00%   0.00%   0.00%    0.00%
---------------------------------------------------------------------------------------
Royce Trust & GiftShares Fund   5.00%   4.50%   4.00%    3.50%   2.50%   1.50%    0.00%
---------------------------------------------------------------------------------------

The 0-1-year period ends on the day before the one-year anniversary date of the purchase and so on for the other time periods. Redemptions of shares acquired through reinvestment of distributions, shares that you exchange between Consultant Class Shares of Royce Micro-Cap Fund and Pennsylvania Mutual Fund or redemptions of shares to pay taxes or trustee fees in Royce Trust & GiftShares Fund accounts do not bear the contingent deferred sales charge.

Other Redemption Information

      The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities -- redemption in kind -- under certain circumstances.

      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

      The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

      The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

      The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.



                                                 THE ROYCE FUNDS PROSPECTUS | 13

Reports

      The Royce Fund mails shareholder reports semi-annually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Please call Investor Services if you need additional report copies.

Dividends, Distributions and Taxes

      The Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

      Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

      The Internal Revenue Service will treat any loss you may have on the redemption of a Fund's shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

      You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are

--------------------------------------------------------------------------------
TAXATION OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the Federal level. The Funds' distributions normally consist primarily of capital gains:

                                         Rate for 15%         Rate for 28% and
Distribution                             tax bracket          higher tax bracket
                                         investors            investors
================================================================================
Income dividend                          Ordinary             Ordinary
                                         income rate          income rate
--------------------------------------------------------------------------------
Short-term                               Ordinary             Ordinary
capital gains                            income rate          income rate

--------------------------------------------------------------------------------
Long-term
capital gains                            10%                  20%
--------------------------------------------------------------------------------


14 | THE ROYCE FUNDS PROSPECTUS
taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

      The IRS requires that a Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

      The above is only a summary of certain federal income tax consequences of investing in a fund. Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.

INVESTING IN ROYCE TRUST & GIFTSHARES FUND
--------------------------------------------------------------------------------

An investment in Royce Trust & GiftShares Fund offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open an account in Royce Trust & GiftShares Fund for yourself or your spouse.) A Royce Trust & GiftShares Fund investment may qualify for the Federal annual gift tax exclusion and may also help pay for a beneficiary's college or other post-secondary education. To receive additional information or to open a Royce Trust & GiftShares Fund account, call Investor Services at (800) 221-4268 for a free information packet, which includes a trust adoption agreement. (A trustee for an individual or organization may also open a Royce Trust & GiftShares Fund account if the trust has a long-term duration, the provisions of the trust are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.) The minimum initial investment in Royce Trust & GiftShares Fund is $5,000. An investor may make subsequent investments of $100 or more at any time during the existence of the trust.

      As independent trustee, State Street Bank & Trust Company will hold the shares of a Royce Trust & GiftShares Fund account in trust until the termination date you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first contribution to the Royce Trust & GiftShares Fund trust or until the beneficiary reaches the age of majority, whichever is later. A Royce Trust & GiftShares Fund trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

Tax Information

      The opening of a Royce Trust & GiftShares Fund trust account, as well as any additional investments made to an existing account, will be subject to the reporting requirements of Federal gift tax law. In general, the law requires that an individual file a Federal gift tax return, which reports all gifts made during the calendar year, except gifts of present interests in property that qualify for, and do not exceed, the amount of the Federal annual gift tax exclusion (currently $10,000). The option that the donor selects in the trust adoption agreement


                                                 THE ROYCE FUNDS PROSPECTUS | 15
will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

     There is additional information about these and other tax matters applicable to an investment in Royce Trust & GiftShares Fund in the Statement of Additional Information under "Taxation - Royce Trust & GiftShares Fund." Due to the complexity of Federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in Royce Trust & GiftShares Fund.

--------------------------------------------------------------------------------
The account options available to a donor under the Royce Trust & GiftShares Fund trust adoption agreement are:
--------------------------------------------------------------------------------

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the Federal annual gift tax exclusion and/or as a means to pay for the beneficiary's college or other post-secondary education.

o The donor may design the trust to permit withdrawals to help pay for the beneficiary's college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

o The beneficiary will be taxed on all of the trust's income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

o The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary's tax returns for that year.

Accumulation Option (Unified Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the Federal annual gift tax exclusion, and there can be no distributions, to fund educational expenses or otherwise, before the trust terminates.

o The trustee is responsible for filing all Federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

o The trustee will distribute assets to the beneficiary at the termination of the trust.

Redemption Information

      Until a Royce Trust & GiftShares Fund trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee's capacity and ability to redeem shares, and the beneficiary's right to compel redemption, are subject to the terms and conditions of the Royce Trust & GiftShares Fund Trust Instrument.


16 | THE ROYCE FUNDS PROSPECTUS

For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Funds' annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

Call (800) 221-4268

By mail

Write to:

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

By E-mail

Send your request to:
funds@roycenet.com

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at http://www.roycefunds.com

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

                          ROYCE SPECIAL EQUITY FUND



          Value Investing in Small Companies for More Than 25 Years





                                 Prospectus



                                 May 1, 2000







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Table of Contents

     Overview                           		1

     Royce Special Equity Fund                    	2

     Investing in Small Company Stocks            	5

     General Shareholder Information                   	6

     Management of the Fund                  		9

OVERVIEW
-------------------------------------------------------------------------------
"At Royce & Associates, Inc. ("Royce"), the Fund's investment adviser, we attempt to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base this assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future prospects. We select these securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of the current worth resulting in capital appreciation for Fund investors."
                                                       - Chuck Royce
-------------------------------------------------------------------------------



The information on pages 2-4 about the Fund's investment goal and principal strategies and about the primary risks for FundFund investors is based on, and should be read in conjunction with, the information on pages 5 - 6 of this Prospectus. These pages include information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing for the Fund.

The performance information presented in this Prospectus is current to December 31, 1999. For more recent information, you can contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

Royce Special Equity Fund may be a suitable investment as part of your overall investment plan if you want to include a fund that focuses on securities of small- and micro-cap companies.

ROYCE SPECIAL EQUITY FUND                                        TICKER: N/A
-------------------------------------------------------------------------------

Investment Goal and Principal Strategies

The investment objective of Royce Special Equity Fund, managed by Charlie Dreifus, is long-term growth of capital. Royce invests the Fund's assets primarily in a limited number of equity securities of small- and micro-cap companies with market capitalizations less than $500 million. The portfolio manager applies an intensive value discipline in managing the Fund's assets. This approach, which combines classic value analysis with accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

Normally, the Fund will invest at least 80% of its assets in common stocks and convertible securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $500 million.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or even long periods of time.

The prices of small- and micro-cap securities are generally even more volatile and their markets are even less liquid relative to large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund's limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

In addition, the Fund's ability to achieve its goal will depend largely on Mr. Dreifus' skill in selecting the Fund's portfolio companies using his intensive value discipline and on the degree to which the market eventually recognizes the then current worth of these companies.

Performance Bar Chart and Table

The following information provides some indication of the past rewards and risks of investing in the Fund by showing the Fund's how the Fund's total return since its inception compares with that of the Russell 2000, the Fund's benchmark index. The Fund's past performance is not an indication of how the Fund will perform in the future.

[BAR CHART]

CALENDAR YEAR RETURNS - in Percentages (%)

1999    -9.63%

[END BAR CHART]

[PULLQUOTE]

During the period shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -9.03% (quarter ended 3/31/99).

[END PULLQUOTE]

Annualized Returns - in Percentages (%)
                              	    One-Year       From Inception (5/01/98)
				    --------	   ------------------------
Royce Special Equity Fund             -9.63                   -9.80
Russell 2000                          21.26                    3.74

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

     Maximum sales charge (load) imposed on purchases		 	None
     Maximum deferred sales charge                                    	None
     Maximum sales charge (load) imposed on reinvested dividends      	None
     Early redemption fee (as a % of the amount redeemed, if applicable)
          On purchases held for six months or more               	None
     	  On purchases held for less than six months			1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
     Management fees                                                    1.00%
     Distribution (12b-1) fees                                          None
     Other expenses                                                     1.12
									----
     Total Annual Fund Operating Expenses				2.12
									----
     Fee Waiver                                        		       (0.63)
									----
     Net Annual Fund Operating Expenses                     		1.49%
									----

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio at or below 1.49% through December 31, 2000.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	1 Year         3 Years        5 Years	      10 Years
	------------------------------------------------------
          $152           $603          $1,081          $2,402

Portfolio Diagnostics 12/31/99
Number of securities          	30
Median market capitalization  	$122 million


Financial Highlights Information

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 1999 Annual Report to Shareholders, which is available upon request.

                                         		1999       1998*
							----	   -----
Net Asset Value, Beginning of Period    	       $9.30       $10.00

Income from Investment Operations
---------------------------------
Net investment income                    		0.09         0.02
Net gains (losses) on securities
(both realized and unrealized)  		       (0.98)       (0.70)
							----	   -----
Total from Investment Operations        	       (0.89)       (0.68)
							----	   -----
Less Distributions
------------------
Dividends (from net investment income)  	       (0.10)       (0.02)
Distributions (from capital gains)       		-            -
Total Distributions                     	       (0.10)       (0.02)
							----	   -----

Net Asset Value, End of Period          	       $8.31        $9.30
							====	     ====
Total Return                            	       -9.6%        -6.8%**

Ratios/Supplemental Data
Net Assets, End of Period (millions)    	       $2.57        $3.08
Ratio of Expenses to Average Net Assets***   		1.49%       1.49%****
Ratio of Net Investment Income to Average Net Assets   	0.96%	    0.33%****
Portfolio Turnover Rate                			57%         13%
-----------------------------------------------------------------------------
*      The Fund commenced operations on May 1, 1998.
**     Not annualized.
*** For the periods ended December 31, 1999 and 1998, these ratios would have been 2.12% and 2.20%, respectively, before fee waivers by Royce.
****   Annualized.

Investing in Small Company Stocks

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks.
As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

The micro-cap segment consists of more than 6,200 companies with market caps
below $300 million.   These companies are followed by few, if any, securities
analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask prices.

[SIDE BAR]

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $1.5 billion or less.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the top 3,000 companies tracked by Frank Russell Company.

[END SIDE BAR]

Value Investing

Royce uses an intensive value discipline in managing the Fund's assets. This approach, which has its roots in the teachings of Benjamin Graham and Abraham Briloff, combines classic value analysis with accounting cynicism. Royce attempts to invest in equity securities of companies that have one or more of the following characteristics:

-    Assets whose value is unrecognized or under-recognized by the market;
- A low return on equity or assets employed, but with the potential to earn a higher return by either improving the profitability of these assets or disposing of them;
-    The ability to operate effectively in an adverse environment;
- The burden of an unprofitable subsidiary or business segment that may have been recently reduced or eliminated;
- Recent changes in management or control (including through merger or acquisition) and the potential for a turnaround in earnings;
- Profitability or other financial characteristics that make their securities undervalued when compared to the market in general or to a specified industry;
- A level of net current assets that compares favorably to the aggregate market value of the company's securities;
-    Substantial or growing cash flow;
- A management team that is committed, due to their own stockholdings or otherwise, to managing the company in a way that increases stock values and enhances stockholder wealth; or
- Financial reporting policies, which, viewed from the outside, appear conservative.

In summary, Royce attempts to invest in companies where the market's perception and, therefore, price is significantly lower than Royce's assessment of its current worth, with the expectation that its market price should increase over a three- to five-year period towards this estimate, and thereby provide capital appreciation for Fund investors. While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies.

Additionally, although Royce's approach to security selection seeks to reduce downside risk to the portfolio taken as a whole during periods of broad securities market declines, it may also reduce gains in strong up markets.

Temporary Investments

The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

[PULL QUOTE]

Current worth is what a knowledgeable buyer might pay to acquire the entire company or what the value of the company should be in the stock market, taking into consideration a number of relevant factors, including the company's future prospects

[END PULL QUOTE]

GENERAL SHAREHOLDER INFORMATION

For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2000.

Royce Special Equity Fund is offered with no-load, meaning that you pay no sales fees or commissions to buy shares directly through The Royce Fund. The Fund does pay its own management fees and other expenses as outlined in this Prospectus.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, account minimums, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. Royce Fund Services, Inc., Royce and/or the Fund may pay fees to broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

Purchasing Shares

Minimum initial investments for shares purchased directly through The Royce
Funds:

Account Type                    Minimum
------------			-------
Regular account                 $  50,000
IRA                                 2,000
403(b)(7) accounts                  2,000

The subsequent investment minimum is $2,000, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

Redeeming Shares

Early Redemption Fee
You may redeem shares in your account at any time. In order to discourage short-term investing, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of the Fund that you held for less than six months. The fee will be paid to the Fund out of the proceeds otherwise payable to you.

The "first-in, first-out" method is used to determine the six-month holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. If you are redeeming shares held for less than six months in the account, or another Royce fund account from which you exchanged, you will incur the fee. The anniversary month of an account determines the six-month holding period, so that if you purchased the Fund's shares in June 2000, these shares would be subject to the fee if you were to redeem them prior to December 2000. If you were to redeem the shares on or after December 1, 2000, they would not be subject to the fee.

You will incur no fee on shares that you acquire through distribution reinvestment or upon an exchange into another Royce fund. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities - redemption in kind - under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is liquidated. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for the Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of its outstanding shares. The Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

The Royce Fund mails shareholder reports semi-annually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Please call Investor Services at (800) 221-4268 if you need additional copies. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services. Please allow 30 days for your request to be processed.

Dividends, Distributions and Taxes

The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in shares. The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the Federal level. The Fund's distributions normally consist primarily of capital gains:


Distribution             Rate for 15% tax bracket investor     Rate for 28% and higher tax brackets investor
------------		 ---------------------------------     ---------------------------------------------

Income dividend               Ordinary income rate               Ordinary income rate

Short-term capital gains      Ordinary income rate		 Ordinary income rate

Long-term capital gains            	10%                      	20%


Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the
proceeds of their redemption(s).   The tax consequences of a redemption also
depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

The Internal Revenue Service will treat any loss you may have on the redemption of Fund shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

At the time of purchase, the Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

The IRS requires that the Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS taxpayer identification regulations.

Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.

MANAGEMENT OF THE FUND

Royce & Associates Inc. is the Fund's investment adviser and is responsible for the management of its assets. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Royce has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce, President and Chief Investment Officer, is primarily responsible for supervising the firm's investment activities. Charles R. Dreifus, CFA, Principal and Senior Portfolio Manager of Royce since February 1998, manages the Fund's portfolio and his investment decisions are independent of those made for the other Royce funds. Mr. Dreifus has 30 years of investment experience, 19 of them as a small and micro-cap value portfolio manager.
From November 1982 to January 1998, he was a General Partner and Managing Director and, most recently, a Limited Managing Director of Lazard Freres & Co. LLC. Mr. Dreifus was also the Portfolio Manager of Lazard Special Equity Portfolio, formerly the Lazard Special Equity Fund, and Special Equity Separate Accounts. From June 1968 to November 1982, he was employed by Oppenheimer & Co. as a Limited Partner and Oppenheimer Capital as an Executive Vice President, where he managed the Quest for Value Fund from May 1980 to November 1982.

Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rate of this fee, before any waiver required to maintain the expense ratios of the Fund at or below the specified level as shown in the Fees and Expenses table, is 1.00%. For 1999, the net advisory fees paid to Royce on average net assets were 0.37%.

Royce Fund Services, Inc. distributes the Fund's shares. State Street Bank & Trust Company is the custodian of the Fund's securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), is the Fund's transfer agent.

For More Information:

The Royce Fund
--------------

More information on The Royce Fund is available free upon request, including the following:
     Annual/Semi-annual Reports
          Additional information about the Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Fund's annual and semi-annual reports to shareholders.

     Statement of Additional Information ("SAI")
          Provides more details about The Royce Fund and its policies.
          A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
     By telephone
          Call (800) 221-4268
     By mail
          Write to:
               The Royce Funds
               1414 Avenue of the Americas
               New York, NY 10019
     By E-mail
          Send your request to:
	       funds@roycenet.com

     Through the Internet
          Prospectuses, applications, IRA forms and additional information are available through our website at http://www.roycefunds.com

          Text only versions of the Fund's prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

     You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-
     0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Fund.



                                                         SEC File # 811-03599

                           ROYCE OPPORTUNITY FUND

                     Institutional Service Class Shares


          Value Investing in Small Companies for More Than 25 Years





                                 Prospectus



                                May 1 , 2000







As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Table of Contents

     Overview                           		1

     Royce Opportunity Fund                  		2

     Investing in Small Company Stocks            	5

     General Shareholder Information                   	6

     Management of the Fund                  		9

OVERVIEW
-------------------------------------------------------------------------------
"At Royce & Associates, Inc. ("Royce"), the Fund's investment adviser, we attempt to invest in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth. We base this assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes into consideration a number of relevant factors, including the company's future prospects. We select these securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of the current worth resulting in capital appreciation for Fund investors."
                                                       - Chuck Royce
-------------------------------------------------------------------------------


This Prospectus relates only to the Institutional Service Class of shares of Royce Opportunity Fund, which are generally offered through certain retirement plans, as well as to other institutional investors and to certain retail investors who purchase shares through financial intermediaries.

The information on pages 2-4 about the Fund's investment goal and principal strategies and about the primary risks for FundFund investors is based on, and should be read in conjunction with, the information on pages 5-6 of this Prospectus. These pages include information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing for the Fund.

The performance information presented in this Prospectus is current to December 31, 1999. For more recent information, you can contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

Royce Opportunity Fund may be a suitable investment as part of your overall investment plan if you want to include a fund that focuses on securities of small- and micro-cap companies.

ROYCE OPPORTUNITY FUND
-------------------------------------------------------------------------------

Investment Goal and Principal Strategies

Boniface A. Zaino, Senior Portfolio Manager of Royce, manages Royce Opportunity Fund. The Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for under-valued securities.

Such opportunistic situations may include turnarounds, emerging growth companies and interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $1.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of large-cap companies.

Normally, the Fund will invest at least 65% of its assets in common stocks and convertible securities.

Normally, the Fund will invest at least 80% of its assets in common stocks and convertible securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $500 million.

Portfolio Diagnostics 12/31/99
Number of securities          	177
Median market capitalization  	$208 million

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or even long periods of time.

The prices of small- and micro-cap securities are generally more volatile and their market is less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

In addition, the Fund's ability to achieve its goal will depend largely on Mr. Zaino's skill in selecting the Fund's portfolio companies using his opportunistic value approach and on the degree to which the market eventually recognizes the then current worth of these companies.

[BAR CHART]

CALENDAR YEAR RETURNS - in Percentages (%)

1999 	32.34%
1998 	 4.91%
1997 	20.83%

[END BAR CHART]

[PULL QUOTE]

During the period shown in the bar chart, the highest return for a calendar quarter was 17.31% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -13.21% (quarter ended 9/30/98).

[END PULL QUOTE]

Annualized Returns - in Percentages (%)

                         One-Year     Three-Year    From Inception (11/19/96) to 12/31/99
			 --------     ----------    -------------------------
Royce Opportunity Fund     32.34         18.82                20.00
Russell 2000               21.26         13.08		      14.26

The returns shown above are for the Fund's Investment Class shares, not offered in this Prospectus, that would have substantially similar annual returns to the Fund's Institutional Service Class because the shares of both classes are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. If Institutional Service Class expenses had been reflected, the above returns would have been lower. Past performance is not an indication of how the Fund will perform in the future.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold Institutional Service Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
     Maximum sales charge (load) imposed on purchases		 	None
     Maximum deferred sales charge                                    	None
     Maximum sales charge (load) imposed on reinvested dividends      	None
     Early redemption fee (as a % of the amount redeemed, if applicable)
          On purchases held for six months or more               	None
     	  On purchases held for less than six months			1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
     Management fees                                                    1.00%
     Distribution (12b-1) fees                                          0.25
     Other expenses                                                     0.46
									----
     Total Annual Fund Operating Expenses				1.71
									----
     Fee Waiver                                        		       (0.22)
									----
     Net Annual Fund Operating Expenses                     		1.49%
									----

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expense ratio for its Institutional Service Class shares at or below 1.49% through December 31, 2004.

Example:

This example is intended to help you compare the cost of investing in the Fund's Institutional Service Class shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Institutional Service Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's total operating expenses (net of fee waiver in years one through five) remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


	1 Year         3 Years        5 Years	      10 Years
	------------------------------------------------------
         $152            $471          $813             $1,916

Investing in Small-Company Stocks

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. While small-caps are generally defined as those companies with market capitalizations of less than $1.5 billion, Royce refers to the segment of small-cap companies with market capitalizations below $300 million as micro-cap.

Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks.
As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

The micro-cap segment consists of more than 6,200 companies with market caps
below $300 million.   These companies are followed by few, if any, securities
analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited product lines, markets or financial resources, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

The upper tier of the small-cap universe of securities consists of approximately 1,700 companies with market caps between $300 million and $1.5 billion. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by brokers than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities in that they have somewhat greater trading volumes and narrower bid/ask prices.

[SIDEBAR]

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $1.5 billion or less.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the top 3,000 companies tracked by Frank Russell Company.

[END SIDEBAR]

GENERAL SHAREHOLDER INFORMATION

For more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2000.

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. Royce Fund Services, Inc., Royce and/or the Fund may pay fees to broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

For the year ended December 31, 1999, Royce made payments for distribution services relating to Royce Opportunity Fund out of its own resources in the amount of $28,763.

Purchasing Shares

Minimum initial investments for shares purchased directly through The Royce
Funds:

Account Type                            Minimum
------------				-------
Regular account                		$50,000
IRA                                   	 50,000
401(k) and 403(b)(7) accounts        	   None

The subsequent investment minimum is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

Redeeming Shares

Early Redemption Fee
You may redeem shares in your account at any time. In order to discourage short-term investing, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of the Fund that you held for less than six months. The fee will be paid to the Fund out of the proceeds otherwise payable to you.

The "first-in, first-out" method is used to determine the six-month holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. If you are redeeming shares held for less than six months in the account, or another Royce fund account from which you exchanged, you will incur the fee. The anniversary month of an account determines the six-month holding period, so that if you purchased the Fund's shares in June 2000, these shares would be subject to the fee if you were to redeem them prior to December 2000. If you were to redeem the shares on or after December 1, 2000, they would not be subject to the fee.

You will incur no fee on shares that you acquire through distribution reinvestment or upon an exchange into another Royce fund. The following types of shareholders and accounts are exempt from the early redemption fee: pre-approved retirement plans, group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities - redemption in kind - under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is liquidated. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for the Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of its outstanding shares. The Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

The Royce Fund mails shareholder reports semi-annually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Please call Investor Services at (800) 221-4268 if you need additional copies. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services. Please allow 30 days for your request to be processed.

Dividends, Distributions and Taxes

The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in shares. The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the Federal level. The Fund's distributions normally consist primarily of capital gains:


Distribution             Rate for 15% tax bracket investor     Rate for 28% and higher tax brackets investor
------------		 ---------------------------------     ---------------------------------------------
Income dividend               Ordinary income rate               Ordinary income rate

Short-term capital gains      Ordinary income rate		 Ordinary income rate

Long-term capital gains            	10%                      	20%


Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the
proceeds of their redemption(s).   The tax consequences of a redemption also
depend on the shareholder's cost basis, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

The Internal Revenue Service will treat any loss you may have on the redemption of Fund shares held for six months or less as a long-term capital loss, up to the amount of any capital gain distributions you received from the Fund during the time you held the shares.

At the time of purchase, the Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

The IRS requires that the Fund withhold 31% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS taxpayer identification regulations.

Always consult a tax advisor with questions about Federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of Federal tax matters that may be relevant to a shareholder.

MANAGEMENT OF THE FUND

Royce & Associates Inc. is the Fund's investment adviser and is responsible for the management of its assets. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Royce has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce, President and Chief Investment Officer, is primarily responsible for supervising the firm's investment activities. Boniface A. Zaino, Managing Director and Senior Portfolio Manager of Royce since April 1998, manages the Fund's portfolio and his investment decisions are independent of those made for the other Royce funds. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since
1984).

Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rate of this fee, is 1.00% and for 1999, the net advisory fees paid to Royce on average net assets were 1.00%.

Royce Fund Services, Inc. ("RFS") distributes the Fund's shares. The Royce Fund has adopted a distribution plan for the Fund's Institutional Service Class shares under Rule 12b-1. Under the plan, the Fund will pay a fee to RFS at the annual rate of 0.25% of the average net assets of its Institutional Service Class shares. RFS may use these fees to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees related to the sale of the Fund's Institutional Service Class shares.

State Street Bank & Trust Company is the custodian of the Fund's securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), is the Fund's transfer agent.

For More Information:

The Royce Fund
--------------

More information on The Royce Fund is available free upon request, including the following:
     Annual/Semi-annual Reports
          Additional information about the Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, is available in the Fund's annual and semi-annual reports to shareholders.

     Statement of Additional Information ("SAI")
          Provides more details about The Royce Fund and its policies.
          A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
     By telephone
          Call (800) 221-4268
     By mail
          Write to:
               The Royce Funds
               1414 Avenue of the Americas
               New York, NY 10019
     By E-mail
          Send your request to:
	 	funds@roycenet.com

     Through the Internet
          Prospectuses, applications, IRA forms and additional information are available through our website at http://www.roycefunds.com

          Text only versions of the Fund's prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: http://www.sec.gov

     You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-
     0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Fund.



                                                         SEC File # 811-03599

                               THE ROYCE FUND
	              STATEMENT OF ADDITIONAL INFORMATION


      THE ROYCE FUND (the "Trust"), a Delaware business trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in nine portfolios or series. Three of the nine series, Royce Micro-Cap Fund, Pennsylvania Mutual Fund and Royce Trust & GiftShares Fund, offer two classes of shares, an Investment Class and a Consultant Class. In addition, Royce Opportunity Fund offers two classes of shares, an Investment Class and an Institutional Service Class. Unless specifically noted, all references to a particular series relate to that series' Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The nine series (each, a "Fund" and collectively, the "Funds") are:

	ROYCE PREMIER FUND            	ROYCE TOTAL RETURN FUND
	ROYCE MICRO-CAP FUND          	ROYCE LOW-PRICED STOCK FUND
	PENNSYLVANIA MUTUAL FUND 	ROYCE OPPORTUNITY FUND
	ROYCE SELECT FUND             	ROYCE SPECIAL EQUITY FUND
	ROYCE TRUST & GIFTSHARES FUND




     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses, each of which is dated May 1, 2000. Please retain this document for future reference. The audited financial statements and schedules of investments included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended December 31, 1999 are incorporated herein by reference. To obtain an additional copy of the Prospectus or Annual Report to Shareholders for any of the Funds, please call Investor Information at 1-800-221-4268.



Investment Adviser						Transfer Agent
Royce & Associates, Inc. ("Royce")	   State Street Bank and Trust Company
                             		  c/o National Financial Data Services
Distributor							     Custodian
Royce Fund Services, Inc.  ("RFS")         State Street Bank and Trust Company

	                          May 1, 2000



                               TABLE OF CONTENTS

				Page					   Page
OTHER INVESTMENT STRATEGIES....... 2	CUSTODIAN............................22
INVESTMENT POLICIES AND                 INDEPENDENT ACCOUNTANTS..............23
 LIMITATIONS.......................2    PORTFOLIO TRANSACTIONS...............23
RISK FACTORS AND SPECIAL                CODE OF ETHICS AND RELATED
 CONSIDERATIONS....................6	  MATTERS............................25
MANAGEMENT OF THE TRUST........   11    PRICING OF SHARES BEING OFFERED..... 26
PRINCIPAL HOLDERS OF SHARES...    14    REDEMPTIONS IN KIND..................26
INVESTMENT ADVISORY			TAXATION.............................26
 SERVICES.........................18    DESCRIPTION OF THE TRUST.............33
DISTRIBUTION......................20    PERFORMANCE DATA.....................35

	                  OTHER INVESTMENT STRATEGIES

      In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE   PREMIER  FUND  -  in  securities  of  companies  with  stock   market
capitalizations above $1.5 billion, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $300 million and non-convertible preferred stocks and debt securities.

PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND - in stocks of companies with market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TRUST & GIFTSHARES FUND - in securities of companies with market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $1.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $15 per share or market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $1.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $500 million and non-convertible preferred stocks and debt securities.


                     INVESTMENT POLICIES AND LIMITATIONS

      Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

     No Fund may, as a matter of fundamental policy:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Opportunity Fund and Royce Special Equity Fund, each of which may invest up to 25% of its total assets in such securities);

          7. Invest in restricted securities (except for Royce Opportunity Fund, which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% (15% for Royce Opportunity Fund and Royce Special Equity Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

          9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly- distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management;

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

          17. Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Opportunity Fund and Royce Special Equity Fund, which may invest in such companies as set forth below); or

          18. Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

     No Fund may, as a matter of operating policy:

          1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

          2. Enter into repurchase agreements with any party other than the custodian of its assets.

      Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

     Royce Special Equity Fund may not, as a matter of operating policy:

          1. Invest more than 5% of its assets in the securities of foreign issuers;

          2. Invest more than 5% of its assets in securities for which market quotations are not readily available; or

          3. Invest more than 5% of its assets in the securities of other investment companies.

      The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Pennsylvania Mutual Fund, Royce Opportunity Fund and Royce Special Equity Fund) of its net assets in illiquid securities.

Pennsylvania Mutual Fund
Royce Opportunity Fund
Royce Special Equity Fund

      Pennsylvania Mutual Fund and Royce Opportunity Fund may each invest up to 25%, and Royce Special Equity Fund may invest up to 5%, of the value of its total assets in the securities of other investment companies (open or closed-end), including up to 5% of its total assets in the securities of any one other investment company, provided that the Funds and all affiliated persons of the Funds do not own, in the aggregate, more than 3% of the total outstanding stock of any one such investment company. The Funds must acquire such securities in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). Under the 1940 Act, the issuers of such securities are not required to redeem them from any one Fund in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than thirty days. The Funds will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank, neither Pennsylvania Mutual Fund, Royce Opportunity Fund nor Royce Special Equity Fund has any current intention of investing in the securities of any open-end investment companies.

Royce Opportunity Fund

     Royce Opportunity Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

      A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

            	RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

     No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

      A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

     Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

      Each Fund may invest up to 5% (15% for Royce Opportunity Fund) of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since  the  risk of default is higher for lower-rated (high-risk)  debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

      Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

      The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

      Each Fund may invest up to 10% of its total assets (25% for Royce Opportunity Fund and Royce Special Equity Fund) in the securities of foreign issuers. Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain  markets there have been times when settlements have been  unable  to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

      Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

     Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

       Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating  to  the
rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

     In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

      Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest.

A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P 600.

      Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.


	                             * * *

      Royce believes that each of the Funds, except Royce Total Return Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

                           MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:


                   Positions
Name, Address and  Held with
Age                the Trust	Principal Occupations
-----------------  ---------    ---------------------
                                President, Managing Director
Charles M. Royce*  Trustee,     (since April 1997), Secretary,
(60)               President    Treasurer, sole director and
1414 Avenue of     and          sole voting shareholder of
the                Treasurer    Royce & Associates, Inc.
Americas                        ("Royce"), the Trust's
New York, NY                    investment adviser; Trustee,
10019                           President and  Treasurer of the
                                Trust; Director, President and
                                Treasurer of Royce Value Trust,
                                Inc. ("RVT"), Royce Micro-Cap
                                Trust, Inc. ("OTCM")  and Royce
                                Focus Trust, Inc. ("RFT") (since
                                October 1996), closed-end
                                diversified management
                                investment companies of which
                                Royce is the investment adviser;
                                Trustee, President and Treasurer
                                of Royce Capital Fund ("RCF")
                                (since December 1996), an open-
                                end diversified management
                   	        investment company of which
                                Royce is the investment adviser
                                (the Trust, RVT, OTCM, RFT and
                   		RCF collectively, "The Royce
                                Funds"); Secretary and sole
                                director of  Royce Fund
                                Services, Inc. ("RFS"), a wholly-
		                owned subsidiary of Royce and
                                the distributor of the Trust's
		                shares; and managing general
		                partner of  Royce Management
	                        Company ("RMC"), a registered
                                investment adviser.

Hubert L. Cafritz  Trustee      Financial consultant.
(76)
9421 Crosby Road
Silver Spring, MD
20910

Donald R. Dwight   Trustee      President of Dwight Partners,
(68)                            Inc.; Trustee of the registered
16 Clover Mill Lane             investment companies
Lyme, NH 03768                  constituting the Eaton Vance
                                Funds; Chairman (until March
                                1998) and Chairman Emeritus
                                (since March 1998) of Newspapers
                                of New England, Inc.  Mr.
                                Dwight's prior experience
                                includes having

                   Positions
Name, Address and  Held with
Age                the Trust	Principal Occupations
-----------------  ---------    ---------------------

                                served as Lieutenant Governor of
                                the       Commonwealth        of
                                Massachusetts and  as  President
                                and   Publisher  of  Minneapolis
                                Star and Tribune Company.

Richard M. Galkin  Trustee      Private  investor and  President
(61)                            of Richard M. Galkin Associates,
654 Boca Marina                 Inc.,        tele-communications
Court                           consultants.  Mr. Galkin's prior
Boca Raton, FL                  business   experience   includes
33487                           having  served as  President  of
                                Manhattan  Cable  Television  (a
                                subsidiary   of   Time    Inc.),
                                President  of  Haverhills   Inc.
                                (another  Time Inc. subsidiary),
                                President of Rhode Island  Cable
                                Television   and   Senior   Vice
                                President      of      Satellite
                                Television  Corp. (a  subsidiary
                                of Comsat).

Stephen L. Isaacs  Trustee      Attorney; President of The Center for
(60)                            Health  and Social Policy  since
847 25th Avenue                 September  1996;  President   of
San Francisco, CA               Health Policy Associates, Inc.,
94121                           Consultants;  and  Director   of
                                Columbia  University Development
                                Law   and  Policy  Program   and
                                Professor at Columbia University
                                until August 1996.

William L. Koke    Trustee      Registered  investment   adviser
(65)                            and   financial   planner   with
73 Pointina Road                Shoreline Financial Consultants.
Westbrook, CT                   Mr.    Koke's   prior   business
06498                           experience    includes    having
                                served  as Director of Financial
                                Relations   of   SONAT,    Inc.,
                                Treasurer  of Ward  Foods,  Inc.
                                and President of CFC, Inc.

David L. Meister   Trustee      Chief   Executive   Officer   of
(60)                            Seniorlife.com  since   December
1535 Michael Lane               1999  and  a consultant  to  the
Pacific                         communications  industry   prior
Palisades, CA                   thereto.   Mr.  Meister's  prior
90272                           business   experience   includes
                                having  served as  President  of
                                Financial  News Network,  Senior
                                Vice President of HBO, President
                                of  Time-Life Films and Head  of
                                Broadcasting  for  Major  League
                                Baseball.

                   Positions
Name, Address and  Held with
Age                the Trust	Principal Occupations
-----------------  ---------    ---------------------

Jack E. Fockler,   Vice         Managing  Director (since  April
Jr.* (41)          President    1997)  and  Vice  President   of
1414 Avenue of                  Royce,  having been employed  by
the                             Royce  since October 1989;  Vice
   Americas                     President of RFT (since  October
New York, NY                    1996), RCF (since December 1996)
10019                           and  of  the  other Royce  Funds
                                (since    April   1995);    Vice
                                President of RFS (since November
                                1995);  and  general partner  of
                                RMC.

W. Whitney         Vice         Managing  Director (since  April
George*(41)        President    1997)  and  Vice  President   of
1414 Avenue of                  Royce,  having been employed  by
the                             Royce  since October 1991;  Vice
   Americas                     President of RCF (since December
New York, NY                    1996);  Vice  President  of  RFT
10019                           (since October 1996) and of  the
                                other  Royce Funds (since  April
                                1995);  and  general partner  of
                                RMC.

Daniel A.          Vice         Vice  President of Royce  (since
O'Byrne* (37)      President    May  1994), having been employed
1414 Avenue of     and          by Royce since October 1986; and
the                Assistant    Vice  President  of  RFT  (since
   Americas        Secretary    October  1996),  of  RCF  (since
New York, NY                    December 1996) and of the  other
10019                           Royce Funds (since July 1994).

John E. Denneen*   Secretary    Associate  General  Counsel   of
(33)                            Royce    (since    May    1996);
1414 Avenue of                  Secretary of RFT (since  October
the                             1996),  of  RCF (since  December
  Americas                      1996)  and  of the  other  Royce
New York, NY                    Funds  (since  June  1996);  and
10019                           Associate  of  Seward  &  Kissel
                                prior to May 1996.

_____________________________________________________________________________
     *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

      All of the Trust's trustees (other than Messrs. Cafritz and Koke) are also directors/trustees of RVT, OTCM and RCF, and all of them (other than Mr. Cafritz) are also directors of RFT.

      The Board of Trustees has an Audit Committee, comprised of Hubert L. Cafritz, Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke and David L. Meister. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial conditions with such independent accountants. Mr. Galkin serves as Chairman of the Audit Committee.

      For the year ended December 31, 1999, the following trustees and affiliated persons of the Trust received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

                	Aggregate  	 Pension or Retirement    Total Compensation
                 	Compensation     Benefits Accrued As  	  from  The Royce Funds
Name            	From Trust 	 Part of Trust Expenses   paid to Trustee/Directors
----			----------	 ----------------------	  --------------------------
Hubert L. Cafritz,         $35,000                N/A  		 	$35,000
Trustee

Donald R. Dwight,           35,000*               N/A    		 61,750*
Trustee

Richard M. Galkin,          33,000                N/A    		 58,000
Trustee

Stephen L. Isaacs,          35,000                N/A    		 61,750
Trustee

William L. Koke,            35,000                N/A    		 38,750
Trustee

David L. Meister,           35,000                N/A   		 61,750
Trustee

John D. Diederich,         149,842                9,603      		 N/A
Director of
  Administration

Howard J. Kashner,          76,106                4,549       		 N/A
General Counsel

John E. Denneen,            76,125                7,581        		 N/A
Associate General
  Counsel

    * Includes $5,250 from the Trust ($9,187 from the Trust and other Royce Funds) deferred during 1999 at the election of Mr. Dwight under The Royce Funds' Deferred Compensation Plan for trustees/directors.

	                    PRINCIPAL HOLDERS OF SHARES

      As of March 31, 2000, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:


                         	      Number     	Type of    Percentage of
Fund                     	      of Shares  	Ownership  Outstanding Shares
----				      ---------	        ---------  ------------------
Royce Premier Fund
------------------
Charles Schwab & Co., Inc.            25,698,047 	Record       	44.96%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Micro-Cap Fund
---------------------
     Investment Class
     ----------------
Charles Schwab & Co., Inc.             3,834,236   	Record          33.31%
101 Montgomery Street
San Francisco, CA 94104-4122

Salomon Smith Barney          		 709,476        Record          6.15%
388 Greenwich Street
New York, NY 10013

Royce Micro-Cap Fund
--------------------
     Consultant Class
     ----------------
Wexford Clearing Services Corp            12,543 	Record		9.9%
FBO Donald J. Hromadka SUCC TTEE
The Lorraine Ainlay Trust
11661 San Vicente Blvd., Ste. 410
Los Angeles, CA 90049-5112

Bear Stearns Securities Corp              29,123  	Record         22.98%
FBO 220-81341-10
1 Metrotech Ctr N
Brooklyn, NY 11201-3870

Donaldson Lufkin Jenrette                 23,200       	Record         18.31%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Pennsylvania Mutual Fund
------------------------
   Investment Class
   ----------------
Charles Schwab & Co., Inc.             4,336,121  	Record          9.28%
101 Montgomery Street
San Francisco, CA 94104-4122


                         	      Number     	Type of    Percentage of
Fund                     	      of Shares  	Ownership  Outstanding Shares
----				      ---------	        ---------  ------------------

Laird Lorton Trust Company C/F         4,294,140    	Record          9.19%
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1576

Carey & Co
c/o Huntington Trust Co.
P.O. Box 1558
Columbus, OH 43260-0002  	       2,425,764  	Record         	5.19%

Royce Select Fund
-----------------
Irving W. Bailey II                  	  20,019        Record and     27.28%
205 Worth Avenue, STE 201                     		Beneficial
Palm Beach, FL 33480

Charles M. Royce                  	  10,356    	Record and     14.11%
c/o Royce Management Company                		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Charles W. Schwab Co., Inc.               34,087 	Record         46.46%
101 Montgomery Street
San Francisco, CA 94104-4122

State Street Bank & Trust Co.              4,184   	Record          5.70%
IRA FBO
Cuthbert P. Gorman Jr.
9545 Tamarack Dr.
Indianapolis, IN 46260

Royce Trust & GiftShares Fund
-----------------------------
   Investment Class
   ----------------
W. Whitney George, Trustee          	 219,532      	Record and     13.57%
The Royce 1992 GST Trust            			Beneficial
1414 Avenue of the Americas
New York, NY 10019


                         	      Number     	Type of    Percentage of
Fund                     	      of Shares  	Ownership  Outstanding Shares
----				      ---------	        ---------  ------------------
Royce Total Return Fund
-----------------------
Charles Schwab & Co. Inc.             11,850,037 	Record         38.52%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Low-Priced Stock Fund
---------------------------
Charles Schwab & Co., Inc.             1,984,788        Record	       48.80%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Opportunity Fund
----------------------
Charles Schwab & Co. Inc.              2,852,571        Record	       16.6%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

The Northern Trust Co.                 4,553,378   	Record         26.49%
FBO Andersen Consulting
P.O. Box 92956
Chicago, IL 60675-2956

Frojack Co.                   	       1,326,398   	Record          7.72%
c/o First National Bank ND
P.O. Box 6001
Grand Forks, ND 58206-6001

Royce Special Equity Fund
-------------------------
Kinco & Co. FBO 5686            	 102,547   	Record         32.77%
c/o Republic National Bank of NY
One Hanson Place
Brooklyn, NY 11243-2907

Charles R. Dreifus                 	  75,935   	Record and      24.25%
1414 Avenue of the Americas                    		Beneficial
New York, NY 10019

Charles M. Royce                 	  50,760   	Record and       16.22%
c/o Royce Management Company                		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242


                         	      Number     	Type of    Percentage of
Fund                     	      of Shares  	Ownership  Outstanding Shares
----				      ---------	        ---------  ------------------

Daniel B. Strickberger                    27,104         Record and	  8.66%
and Carol A. Strickberger                      		Beneficial
JT WROS
30 Petersville Road
Mount Kisco, NY 10549-4514

     As of March 31, 2000, all of the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Consultant Classes of Royce Micro-Cap and Trust & GiftShares Funds, of each class of Pennsylvania Mutual Fund and of Royce Premier and Total Return
Funds, approximately 1.8% of the outstanding shares of the Investment Class of Royce Micro-Cap Fund, approximately 14.8% of the outstanding shares of Royce Select Fund, approximately 13.8% of the outstanding shares of the Investment Class of Royce Trust & GiftShares Fund, approximately 9.5% of the outstanding shares of Royce Low-Priced Stock Fund, approximately 3.0% of the outstanding shares of the Investment Class of Royce Opportunity Fund and approximately 40.5% of the outstanding shares of Royce Special Equity Fund.


			     INVESTMENT ADVISORY SERVICES

Services Provided by Royce

       As  compensation  for  its  services  under  the  Investment  Advisory
Agreements for the Funds listed below, Royce is entitled to receive the following fees:

                                    Percentage Per Annum
  Fund                              of Fund's Average Net Assets
  ----				    ----------------------------
  Royce Premier Fund                1.00
  Royce Micro-Cap Fund              1.50
  Pennsylvania Mutual Fund          1.00% of first $50,000,000,
                                    .875% of next $50,000,000 and
                              	     .75% of any additional average net assets
  Royce Trust & GiftShares Fund     1.25
  Royce Total Return Fund           1.00
  Royce Low-Priced Stock Fund       1.50
  Royce Opportunity Fund            1.00
  Royce Special Equity Fund         1.00

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Micro-Cap, Pennsylvania Mutual, Royce Trust & GiftShares and Royce Opportunity Funds, are allocated between each of their two Classes of shares based on the relative net assets of each class.

      Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; (iii) furnishes, without expense to the Trust, the services of certain of its executive officers and full-time employees; and (iv) pays such persons' salaries and executive expenses and all expenses incurred in performing its investment advisory duties under the Investment Advisory
Agreements.

      The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes;
non-affiliated trustees' fees; and brokerage commissions.

      Under its Investment Advisory Agreement, Royce Select Fund pays Royce a
performance  fee.   See  "Management of the  Fund"  in  Royce  Select  Fund's
Prospectus  for  further information concerning this fee and  other  material terms of such Investment Advisory Agreement, including Royce's obligation  to pay the Fund's ordinary operating expenses.

      For each of the three years ended December 31, 1997, 1998 and 1999, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:

                             Net Advisory Fees   Amounts
                             Received by Royce   Waived by Royce
			     -----------------   ---------------
     Royce Premier Fund
     1997                         $4,319,656          -
     1998                          5,516,894          -
     1999                          5,464,280          -

     Royce Micro-Cap Fund
     1997                         1,937,727       $511,724
     1998                         2,209,805        600,867
     1999                         1,421,494        464,060

     Pennsylvania Mutual  Fund
     1997			  4,379,842            -
     1998                         4,939,625            -
     1999                         4,287,443            -

                             Net Advisory Fees   Amounts
                             Received by Royce   Waived by Royce
			     -----------------   ---------------

     Royce Select Fund
     1998*                          $   0         $  9,966
     1999                            232,607        38,745

     Royce Trust & GiftShares Fund
     1997                                 0         19,859
     1998                             18,198        44,213
     1999                             78,353        47,727

     Royce Total Return Fund
     1997                            444,718        93,398
     1998                          1,510,125       173,838
     1999                      	   2,375,933       147,162

     Royce Low-Priced Stock Fund
     1997                            146,709       108,828
     1998                            192,516       119,294
     1999                            189,309       107,192

     Royce Opportunity Fund
     1997                             84,743       114,508
     1998                            191,046        79,474
     1999                            421,670          -

     Royce Special Equity Fund
     1998**                            5,049        12,621
     1999                             10,661        18,536


     _________
*    November 18, 1998 (commencement of operations) to December 31, 1998
**   May 1, 1998 (commencement of operations) to December 31, 1998


  			   DISTRIBUTION

      RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers Regulation, Inc. ("NASDR").

      As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund or share class involved, a monthly  fee
equal to 1% per annum (consisting of an asset-based sales charge of .75%  and a personal service and/or account maintenance fee of .25%) of Royce Micro-Cap
Fund's,  Pennsylvania  Mutual  Fund's and Royce  Trust  &  GiftShares  Fund's
Consultant Classes' respective average net assets, .25% per annum (consisting of  an asset-based sales charge) of Royce Trust & GiftShares Fund's and Royce
Low-Priced  Stock Fund's Investment Class' respective average net assets  and
 .25%  per annum (consisting of an asset-based sales charge, personal  service fee and/or account maintenance fee) of Royce Opportunity Fund's Institutional
Service  Class's average net assets.  Except to the extent that they  may  be waived by RFS, these fees are not subject to any required reductions.  RFS is also  entitled to receive the proceeds of any front-end sales loads that  may be  imposed  on  purchases of shares of Royce Micro-Cap Fund's,  Pennsylvania
Mutual Fund's and Royce Trust & GiftShares Fund's Consultant Classes' and  of
any  contingent deferred sales charges that may be imposed on redemptions  of such  shares. Currently, each of Pennsylvania Mutual Fund's and Royce  Micro-
Cap Fund's Consultant Class shares bear a 1% contingent deferred sales charge on  shares  redeemed within one year of their purchase,  and  Royce  Trust  &
GiftShares  Fund's Consultant Class shares bear a contingent  deferred  sales charge  which declines from 5% during the first year after purchase  to  1.5%
during the sixth year after purchase.  No contingent deferred sales charge is imposed  after the sixth year.  Royce Premier Fund's, Royce Micro-Cap Fund's,
Pennsylvania  Mutual Fund's, Royce Select Fund's, Royce Total Return  Fund's,
Royce  Opportunity Fund's and Royce Special Equity Fund's Investment Classes'
are not obligated to pay any fees to RFS under the Distribution Agreement.

      Under  the  Distribution Agreement, RFS (i) seeks to promote  the  sale and/or  continued  holding  of shares of such  Funds  through  a  variety  of activities,  including advertising, direct marketing and servicing  investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks)  who  have  introduced investors to such Funds (which commissions  and other  fees  may or may not be the same amount as or otherwise comparable  to the  distribution  fees payable to RFS); (iii) pays the  cost  of  preparing, printing and distributing any advertising or sales literature and the cost of
printing   and  mailing  the  Funds'  prospectuses  to  persons  other   than
shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting  the sale and/or continued holding of the shares of such Funds  and in rendering such services under the Distribution Agreement.  The Trust bears the  expense  of  registering  its shares with the  Securities  and  Exchange
Commission  and  the  cost  of  filing for sales  of  its  shares  under  the securities laws of the various states.

     The Trust entered into the Distribution Agreement with RFS pursuant to a
Distribution  Plan which, among other things, permits each Fund that  remains covered  by  the  Plan to pay the monthly distribution fee  out  of  its  net
assets.   As  required by Rule 12b-1 under the 1940 Act, the shareholders  of each Fund or class of shares that remains covered by the Plan and the Trust's
Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of  the Trustees who are not interested persons of the Trust and who have  no direct  or  indirect financial interest in the operation of the Plan  or  the
Distribution Agreement.

      The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the


Distribution Agreement or by vote of
a  majority of the outstanding voting securities of such Fund or class.   Any
change in the Plan that would materially increase the distribution cost to  a
Fund or class of shares requires approval by the shareholders of such Fund or class;  otherwise,  the Trustees, including a majority of the  non-interested
Trustees, as described above, may amend the Plan.

      The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

      The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

      While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

      RFS has temporarily waived the distribution fees payable to it by Royce
Trust & GiftShares Fund's Investment Class and Royce Low-Priced Stock Fund.

      No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Royce and RFS, had such an interest.

      Under the Rules of Fair Practice of the NASDR, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i)
6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii)
6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

      For the year ended December 31, 1999, Royce made payments for distribution-related services to broker-dealers out of its own resources in the amount of $1,290,415.


	                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each


Fund's  shares,  but  it  does  not
participate  in  any Fund's investment decisions.  The Trust  has  authorized
State Street to deposit certain domestic and foreign portfolio securities  in several  central  depository  systems and to use foreign  sub-custodians  for
certain  foreign  portfolio securities, as allowed  by  Federal  law.   State
Street's main office is at 225 Franklin Street, Boston, Massachusetts  02107.
All  mutual  fund  transfer,  dividend  disbursing  and  shareholder  service activities  are  performed by State Street's agent, National  Financial  Data
Services, at 1004 Baltimore, Kansas City, Missouri 64105.

      State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.


	                    INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, whose address is 160 Federal Street, Boston,
Massachusetts  02110, are the Trust's independent accountants.


                              PORTFOLIO TRANSACTIONS

      Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

      In  addition  to  considering  a broker's execution  capability,  Royce generally considers the research and brokerage services which the broker  has provided  to it, including any research relating to the security involved  in the transaction and/or to other securities.  Royce may use commission dollars generated by agency transactions for the Funds and its other client  accounts to pay for such services.  Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities.
They   may   include  general  economic  research,  market  and   statistical
information, industry and technical research, strategy and company  research, advice  as  to the availability of securities or purchasers or sellers  of  a particular security, research related to portfolio company shareholder voting and  performance measurement, and may be written or oral.  Brokerage services that  may  be  paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

      Royce is authorized, in accordance with Section 28(e) of the Securities
Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services.


Royce determines  the  overall
reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts and those of RMC.

     Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

      Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

     Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce and RMC, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce/RMC account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce/RMC account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce/RMC's Trade
Allocation  Guidelines and Procedures. Under such Guidelines and  Procedures,
Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securities purchased or sold in such transactions to one or more of Royce's and RMC's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

      During each of the three years ended December 31, 1997, 1998 and 1999, the Funds paid brokerage commissions as follows:

Fund                     		 1997           1998        1999
----					 ----		----	    ----
Royce Premier Fund    		       $583,759       $828,760      $884,681
Royce Micro-Cap Fund   			246,667        267,469       161,722
Pennsylvania Mutual Fund                375,095        625,624	     466,564
Royce  Select Fund                        --             1,975*	      54,130
Royce Trust & GiftShares Fund             8,178         43,648        83,657
Royce  Total  Return  Fund              127,534         63,278	     386,684
Royce   Low-Priced  Stock  Fund         100,845        103,338       101,595


Fund                     		 1997           1998        1999
----					 ----		----	    ----
Royce Opportunity Fund  		$66,857       $206,872      $372,382
Royce Special Equity Fund                 --               748**       9,847
______________
*    For the period from November 18, 1998 (commencement of operations) to
     December 31, 1998
**   For the period from May 1, 1998 (commencement of operations) to December
     31, 1998


      For the year ended December 31, 1999, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

                        Aggregate Amount of
                        Brokerage Transactions 		Commissions Paid
Fund                    Having a Research Component     For Such Transactions
----			---------------------------	---------------------
Royce Premier Fund      	$247,817,328            $496,969
Royce Micro-Cap Fund        	  21,716,458              47,545
Pennsylvania Mutual Fund         126,731,536       	 236,504
Royce Select Fund             	   7,897,850              23,881
Royce Trust & GiftShares Fund     17,107,297         	  45,173
Royce Total Return Fund    	  98,204,985             232,236
Royce Low-Priced Stock Fund       14,993,810         	  48,938
Royce Opportunity Fund     	  54,738,682             243,890
Royce Special Equity Fund          1,205,788          	   3,765


	               CODE OF ETHICS AND RELATED MATTERS

      Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which  directors,  officers, employees and partners of  Royce,  RFS  and  RMC
("Royce-related  persons")  and interested trustees/directors,  officers  and employees  of The Royce Funds are generally prohibited from personal  trading in  any  security  which is then being purchased or sold  or  considered  for purchase or sale by a Royce Fund or any other Royce or RMC account.  The Code of  Ethics  permits  such  persons to engage  in  other  personal  securities transactions if (i) the securities involved are United States Government debt securities,  municipal debt securities, money market instruments,  shares  of registered open-end investment companies or shares acquired from an issuer in a  rights  offering or under an automatic dividend reinvestment or  employer-
sponsored   automatic  payroll-deduction  cash  purchase   plan,   (ii)   the
transactions  are either non-volitional or are effected in  an  account  over which  such  person has no direct or indirect influence or control  or  (iii)
they first obtain permission to trade from Royce's Compliance Officer and  an executive officer of Royce.  The Code contains standards for the granting  of such  permission,  and permission to trade will usually be  granted  only  in accordance with such standards.

      Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler,
Jr., W. Whitney George, Boniface A. Zaino and/or other Royce-related persons may be deemed to beneficially own) a share of up to 15%


of  the  company's
realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts, and transactions for such accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

       As   of   February   29,   2000,  Royce-related  persons,   interested
trustees/directors, officers and employees of The Royce Funds and members  of their  immediate families beneficially owned shares of The Royce Funds having a  total  value  of  over $45.2 million, and such persons beneficially  owned equity  interests  in  Royce-related private investment  companies  totalling approximately $3.1 million.


	                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

      As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share at the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's
Day,  Martin  Luther  King Day, Presidents' Day, Good Friday,  Memorial  Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


	                      REDEMPTIONS IN KIND

      Conditions may arise in the future which would, in the judgment of  the
Trust's  Board of Trustees or management, make it undesirable for a  Fund  to pay  for  all  redemptions in cash.  In such cases, payment may  be  made  in portfolio  securities or other property of the Fund.  However, the  Trust  is obligated to redeem for cash all shares presented for redemption by  any  one shareholder up to $250,000 (or 1% of the Trust's net assets if that is  less)
in any 90-day period.  Royce would select the securities delivered in payment of  redemptions, valued at the same value assigned to them in  computing  the
Fund's   net   asset  value  per  share  for  purposes  of  such  redemption.
Shareholders receiving such securities would incur brokerage costs when these securities are sold.


	                            TAXATION

      Each  Fund has qualified and intends to remain qualified each year  for the  tax  treatment  applicable  to  a  regulated  investment  company  under
Subchapter  M of the Internal Revenue Code of 1986, as amended (the  "Code").
To  so  qualify,  a Fund must comply with certain requirements  of  the  Code
relating  to,  among  other  things,  the  source  of  its  income  and   the
diversification of its assets.


      By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

     The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute
(including  by declaration of certain dividends), during each calendar  year,
(i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) the remaining 2% of such amounts if not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

      Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge.
The Fund would include in the Fund's investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

      In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.


In the event that the Fund makes a mark to market election for the current taxable year, then any resulting gain or loss is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

      For  Federal income tax purposes, distributions by each Fund  from  net investment  income  and  from any net realized short-term  capital  gain  are taxable  to  shareholders as ordinary income, whether  received  in  cash  or reinvested in additional shares.  Ordinary income generally cannot be  offset
by   capital  losses.   For  corporate  shareholders,  distributions  of  net
investment  income  (but not distributions of short-term capital  gains)  may qualify  in  part  for the 70% dividends received deduction for  purposes  of determining  their  regular  taxable  income.  (However,  the  70%  dividends received  deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.)  The amount qualifying for the dividends received  deduction  generally will be limited  to  the  aggregate  dividends received  by  the  Fund from domestic corporations.  The  dividends  received deduction for a corporate shareholder may be further reduced or eliminated if the  shares with respect to which dividends are received by the Fund  or  the corporate  shareholder's  Fund shares are treated  as  debt-financed  or  are deemed  to  have  been held for fewer than 46 days, during a  90  day  period beginning  45  days before and ending 45 days after the Fund is  entitled  to receive  such  dividends,  or  under  other  generally  applicable  statutory limitations.

      So  long  as  a  Fund qualifies as a regulated investment  company  and satisfies  the 90% distribution requirement, distributions by the  Fund  from net capital gains will be taxable, whether received in cash or reinvested  in
Fund shares and regardless of how long a shareholder has held his or its Fund
shares.   Such  distributions  are not eligible for  the  dividends  received deduction.  Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax
rate  than  ordinary income in the case of non-corporate shareholders.   Such
long-term  capital gains are generally taxed at a maximum  marginal  rate  of
20%.

      Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.


      A  distribution  is treated as paid during a calendar  year  if  it  is declared  in  October, November or December of the year  to  shareholders  of
record  in  such  month and paid by January 31 of the following  year.   Such
distributions  are  taxable to such shareholders as if received  by  them  on
December  31,  even  if not paid to them until January. In addition,  certain other  distributions  made after the close of a Fund's taxable  year  may  be
"spilled  back" and treated as paid by the Fund (other than for  purposes  of avoiding the 4% excise tax) during such year. Such dividends would be taxable to  the  shareholders  in  the  taxable year in which  the  distribution  was actually made by the Fund.

     The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

     Under the Code, certain non-corporate shareholders who are United States persons  may  be subject to 31% withholding on reportable dividends,  capital
gains   distributions   and  redemption  payments  ("back-up   withholding").
Generally, shareholders subject to back-up withholding are those for  whom  a taxpayer identification number and certain required certifications are not on file  with  the  Trust or who, to the Trust's knowledge,  have  furnished  an incorrect  number.  In addition, the IRS requires the Trust to withhold  from distributions to any shareholder who does not certify to the Trust that  such shareholder is not subject to back-up withholding due to notification by  the
IRS  that  such  shareholder has under-reported interest or dividend  income.
When  establishing  an account, an investor must certify under  penalties  of perjury  that such investor's taxpayer identification number is  correct  and that such investor is not subject to or is exempt from back-up withholding.

      Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities are subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.

Timing of Purchases and Distributions

      At  the  time of an investor's purchase, a Fund's net asset  value  may reflect  undistributed income or capital gains or net unrealized appreciation of securities held by the Fund.  A subsequent distribution to the investor of such  amounts, although it may in effect constitute a return of  his  or  its investment  in  an  economic sense, would be taxable to  the  shareholder  as
ordinary  income  or  capital  gain  as described  above.   Investors  should
carefully consider the tax consequences of purchasing Fund shares just  prior to  a  distribution, as they will receive a distribution that is  taxable  to them.


Sales, Redemptions or Exchanges of Shares

      Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset)


will be treated as capital  gain  or
loss, measured by the difference between the adjusted basis of the shares and
the  amount  realized  on  the  sale or exchange.   Gains  for  non-corporate
shareholders will be taxed at a maximum Federal rate of 20% for  shares  held for more than 12 months; and 39.6% (ordinary income rate) for shares held for
12 months or less.  For regular corporations, the maximum Federal rate on all income  is  35%.  The IRS will disallow a loss to the extent that the  shares disposed  of  are  replaced  (including by receiving  Fund  shares  upon  the reinvestment of distributions) within a period of 61 days, beginning 30  days before and ending 30 days after the sale of the shares.  In such a case,  the amount of the disallowed loss will increase the basis of the shares acquired.
A  loss recognized upon the sale, redemption or other taxable disposition  of shares held for 6 months or less will be treated as a long-term capital  loss to the extent of any capital gain distributions received with respect to such shares.  A shareholder's exchange of shares between Funds will be treated for tax  purposes  as a sale of the Fund shares surrendered in the exchange,  and may result in the shareholder's recognizing a taxable gain or loss.

                            *  *  *
      The  foregoing  relates to Federal income taxation.  Distributions,  as well  as  any  gains from a sale, redemption or other taxable disposition  of
Fund  shares,  also may be subject to state and local taxes.   Under  current
law,  so  long  as each Fund qualifies for the Federal income  tax  treatment described above, it is believed that neither the Trust nor any Fund  will  be liable for any income or franchise tax imposed by Delaware.

      Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.


Royce Trust & GiftShares Fund

     Gift Taxes

     An investment in Royce Trust & GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the year.

      If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts
(including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $10,000) to the same individual during that year, (ii) the Donor and his or her spouse elects to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

      If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax  exclusion.
Consequently, the Donor will have to file a Federal gift tax return (IRS Form
709) reporting the entire amount of the gift, even if the gift is less than $10,000.

      No  Federal  gift  tax will be payable by the Donor until  his  or  her cumulative  taxable  gifts (i.e., gifts other than those qualifying  for  the annual exclusion or other exclusions) exceed the Federal gift and estate  tax applicable  exclusion  amount  (currently  $675,000  in  2000  and  2001  and eventually increasing in uneven stages to $1,000,000 in 2006).  Any  gift  of
Fund  shares  that  does not qualify as a present interest  will  reduce  the amount  of the Federal gift and estate tax exemption that would otherwise  be
available  for  future gifts or to the Donor's estate.   All  gifts  of  Fund
shares qualify for "gift splitting" with the Donor's spouse, meaning that the
Donor  and his or her spouse may elect to treat the gift as having been  made one-half by each of them.

      The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of those that do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

     Generation-Skipping Transfer Taxes

      If the Beneficiary of a gift of Royce Trust & GiftShares Fund shares is a  grandchild  or  more remote descendant of the Donor or is assigned,  under
Federal tax law, to the generation level of the Donor's grandchildren or more remote  descendants,  any  part of the gift that does  not  qualify  for  the
Federal annual gift tax exclusion will be a taxable transfer for purposes  of
the  Federal  generation-skipping transfer tax ("GST tax").   The  Donor  may
protect  these gifts from the GST tax by allocating his or her GST  exemption until  his  or her cumulative gifts (other than certain gifts qualifying  for the  annual  exclusion  or other exclusions) to individuals  assigned,  under
Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,000,000).  The tax  rate  on transfers subject to GST tax is the maximum Federal estate  tax rate  (currently,  55%).  The donor must report gifts  subject  to  GST  tax, whether or not covered by the GST tax exemption, on the Donor's Federal  gift tax return.  Whether, and the extent to which, an investment in Royce Trust &
GiftShares  Fund will qualify for the Federal annual gift tax exclusion  will depend upon the option selected and other gifts that the Donor and his or her spouse may have made during the year.  See "Gift Taxes" above.

     Income Taxes

      The  Internal Revenue Service has taken the position in recent  rulings
that   a  trust  beneficiary  who  is  given  a  power  of  withdrawal   over
contributions to the trust should be treated as the "owner" of the portion of the  trust  that  was subject to the power for Federal income  tax  purposes.
Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary  may be  treated  as  the  "owner" of all of the Fund shares in  the  account  for
Federal income tax purposes, and will be required to report all of the income and  capital gains earned in the Trust on his or her personal Federal  income
tax  return.   The  Trust will not pay Federal income taxes  on  any  of  the
Trust's  income  or  capital gains.  The Trustee will prepare  and  file  the
Federal  income tax information returns that are required each year (and  any state income tax returns that may be required), and will send the Beneficiary a  statement  following  each year showing the  amounts  (if  any)  that  the


Beneficiary  must report on his or her income tax returns for that  year.  If the  Beneficiary is under fourteen years of age, these amounts may be subject
to   Federal  income  taxation  at  the  marginal  rate  applicable  to   the
Beneficiary's parents.  The Beneficiary will have the option to  require  the
Trustee  to pay him or her a portion of the Trust's income and capital  gains annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares.  The amount distributed will be a  fraction of the Trust's ordinary income and short-term capital  gains  and long-term capital gains equal to the highest marginal Federal income tax rate
imposed on each type of income (currently, 39.6% and 20%, respectively).   If
the  Beneficiary selects this option, he or she will receive those  fractions of  his or her Trust's income and capital gains annually for the duration  of the Trust.

      Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

      If  the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned  by  the Trust, less a $100 annual exemption (in lieu of the  personal exemption  allowed to individuals).  The amount of the tax will be determined under  the tax rate schedule applicable to estates and trusts, which is  more sharply  graduated than the rate schedule for individuals, reaching the  same maximum  marginal  rate  for  ordinary income and  short-term  capital  gains
(currently,  39.6%),  but  at a much lower taxable income  level  (for  2000,
$8,450) than would apply to an individual.  It is anticipated, however,  that most  of the income generated by Fund shares will be long-term capital gains,
on  which  the  Federal income tax rate is currently  limited  to  20%.   The
Trustee  will  raise the cash necessary to pay any Federal  or  state  income taxes  by redeeming Fund shares.  The Beneficiary will not pay Federal income taxes  on any of the Trust's income or capital gains, except those earned  in the  year  when the Trust terminates.  The Trustee will prepare and file  all
Federal  and state income tax returns that are required each year,  and  will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must  report  on his or her Federal and state income tax returns for that year.

     When the Trust terminates, the distribution of the remaining Fund shares held  in  the  Trust  to  the Beneficiary will not be treated  as  a  taxable disposition, and no capital gain or loss will be realized by the  Beneficiary
(or,  if  he or she has died, by his or her estate) at that time.   Any  Fund
shares received by the Beneficiary will have the same cost basis as they  had in  the  Trust at the time of termination.  Any Fund shares received  by  the
Beneficiary's  estate will have a basis equal to the value of the  shares  at the  Beneficiary's death (or the alternate valuation date for Federal  estate tax purposes, if elected).


     Consultation With Qualified Tax Adviser

     Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Trust & GiftShares Fund.


	                  DESCRIPTION OF THE TRUST

Trust Organization

      The Trust was organized in April 1996 as a Delaware business trust.  It is the successor by mergers to The Royce Fund, a Massachusetts business trust
(the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust.
The  mergers were effected on June 28, 1996, under an Agreement and  Plan  of
Merger  pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into  the  Trust,  with each Fund of the Predecessor and Pennsylvania  Mutual
Fund  becoming an identical counterpart series of the Trust, Royce continuing as  the  Funds' investment adviser under their pre-merger Investment Advisory
Agreements  and  RFS continuing as the Trust's distributor.  A  copy  of  the
Trust's  Certificate  of  Trust is on file with the  Secretary  of  State  of
Delaware,  and  a  copy  of   its Trust Instrument, its  principal  governing
document,  is available for inspection by shareholders at the Trust's  office
in  New  York.   The  Trust's  business and affairs  are  managed  under  the direction of its Board of Trustees.

      The  Trust  has an unlimited authorized number of shares of  beneficial interest, which the Board of Trustees may divide into an unlimited number  of series  and/or classes without shareholder approval. (Each Fund,  other  than
Royce  Micro-Cap,  Pennsylvania Mutual, Royce Trust &  GiftShares  and  Royce
Opportunity  Funds,  presently has only one class of shares.)    Shareholders
are  entitled to one vote per share (with proportional voting for  fractional
shares).   Shares vote by individual series, except that shares are voted  in the  aggregate and not by individual series when required by the 1940 Act and that  if  Trustees determine that a matter affects shareholders of  only  one series  or class, then only shareholders of that series or class are entitled to vote on that matter.

      Royce  Micro-Cap  Fund,  Pennsylvania Mutual Fund  and  Royce  Trust  &
GiftShares Fund each have two classes of shares, an Investment Class and a Consultant Class. In addition, Royce Opportunity Fund has two classes of shares, an Investment Class and an Institutional Service Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

      On June 17, 1997, Pennsylvania Mutual Fund and Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of Royce Value
Fund and Royce Equity Income Fund, respectively. The acquisitions were accomplished by exchanging shares of Pennsylvania Mutual Fund's Consultant
Class  and of Royce Total Return Fund equal in value to the shares  of  Royce
Value Fund and Royce Equity Income Fund owned by each of their respective shareholders.


      On April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively.

      Each  of the Trustees currently in office, other than Mr. Dwight,  were elected  by  the Predecessor's shareholders.  Mr. Dwight was elected  by  the
Trust's  Board  of Trustees on June 18, 1998, to serve as a  Trustee  of  the
Trust  until his successor has been duly elected.  There will normally be  no meeting  of  shareholders  for the election of Trustees  until  less  than  a majority of the shareholder-elected Trustees remain in office, at which  time the  Trustees will call a shareholders meeting for the election of  Trustees.
In  addition, Trustees may be removed from office by written consents  signed by the holders of a majority of the outstanding shares of the Trust and filed with  the Trust's custodian or by a vote of the holders of a majority of  the outstanding  shares of the Trust at a meeting duly called  for  this  purpose upon  the  written  request  of  holders of  at  least  10%  of  the  Trust's outstanding  shares.  Upon the written request of 10 or more shareholders  of the  Trust,  who have been shareholders for at least 6 months  and  who  hold shares  constituting at least 1% of the Trust's outstanding  shares,  stating
that   such   shareholders  wish  to  communicate  with  the  Trust's   other
shareholders for the purpose of obtaining the necessary signatures to  demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or  to  distribute  appropriate materials.  Except  as  provided  above,  the
Trustees may continue to hold office and appoint their successors.

      The trustee of the Royce Trust & GiftShares Fund trusts will send notices of meetings of Royce Trust & GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Trust & GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Trust & GiftShares Fund shares for which proxies are returned.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class.
Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

       Generally,  shareholders  will  not  be  personally  liable  for   the
obligations  of their Fund or of the Trust under Delaware law.  The  Delaware
Business  Trust Act provides that a shareholder of a Delaware business  trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law.
No  similar  statutory or other authority limiting business trust shareholder liability exists in many other states.  As a result, to the extent  that  the
Trust  or a shareholder of the Trust is subject to the jurisdiction of courts in  those  states,  the courts may not apply Delaware  law  and  may  thereby subject  Trust shareholders to liability.  To guard against this possibility, the  Trust Instrument (i) requires that every written obligation of the Trust contain  a  statement that such obligation may be enforced only  against  the
Trust's assets (however, the omission of this disclaimer will not operate  to create  personal  liability  for  any shareholder);  and  (ii)  provides  for
indemnification  out  of  Trust  property  of  any  Trust  shareholder   held
personally  liable for the Trust's obligations.  Thus, the risk  of  a  Trust shareholder  incurring  financial  loss  beyond  his  investment  because  of shareholder  liability  is


limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.


                              PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

      Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period.
Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

      The  following table shows certain of the Funds' total returns for  the periods indicated. Such total returns reflect all income earned by each Fund, any  appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods.  The table compares the  Funds'
total  returns  to the records of the Russell 2000 Index (Russell  2000)  and
Standard  &  Poor's 500 Composite Stock Price Index (S&P 500) over  the  same
periods.   The  comparison to the Russell 2000 shows  how  the  Funds'  total returns  compared  to  the  record of a broad index of  small  capitalization
stocks.   The  S&P  500 comparison is provided to show how the  Funds'  total returns


compared to the record of a broad average of common stock prices over
the  same  period.   The Funds have the ability to invest in  securities  not
included  in the indices, and their investment portfolios may or may  not  be similar in composition to the indices.  Figures for the indices are based  on the  prices  of  unmanaged  groups of stocks, and, unlike  the  Funds,  their returns  do not include the effect of paying brokerage commissions and  other costs and expenses of investing in a mutual fund.


                                	Period Ended
Fund                            	December 31, 1999     Russell 2000	S&P 500
----					-----------------     ------------	-------
Royce Premier Fund
1 Year Total Return                 		11.5 %          21.3%      	21.1 %
5 Year Average Annual Total Return      	14.4           	16.7		28.6
Average Annual Total Return since 12-31-91	13.7	 	14.7		19.7
(commencement of operations)

Royce Micro-Cap Fund
1 Year Total Return                		13.7%           21.3%     	21.1%
5  Year Average Annual Total Return             13.5         	16.7     	28.6
Average Annual Total Return since 12-31-91    	15.3           	14.7		19.7
(commencement of operations)

Royce Micro-Cap Fund (Consultant Class)
1 Year Total Return                 		12.7%           21.3%           21.1%
Average Annual Total Return since 5-1-98        -2.3          	 3.7     	19.8
(commencement of sale of Consultant Class
  shares)

Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return                  		 6.0%           21.3%     	21.1%
5 Year Average Annual Total Return              13.1           	16.7		28.6
10 year Average Annual Total Return             10.7           	13.4		18.2

Pennsylvania Mutual Fund (Consultant Class)
1  Year Total Return                 		 5.3%           21.3%		21.1%
Average  Annual Total Return since 6-18-97       8.1           	11.8		23.7
(commencement of sale of Consultant Class
  shares)

Royce Select Fund
1 Year Total Return                              35.4%		21.3%           21.1%
Average Annual Total Return since 11-18-98       40.3		27.0            26.7
(commencement of operations)


Fund                            	December 31, 1999     Russell 2000	S&P 500
----					-----------------     ------------	-------

Royce Trust & GiftShares Fund (Investment Class)
1 Year Total Return                		 41.8%          21.3%     	21.1%
Average Annual Total Return since 12-27-95       27.9           14.1		26.4
(commencement of operations)

Royce Trust & GiftShares Fund (Consultant Class)
1 Year Total Return                		 40.3%           21.3%     	21.1%
Average Annual Total Return since 9-26-97        26.0		  6.6           23.2
(commencement of sale of Consultant Class
   shares)

Royce Total Return Fund
1 Year Total Return                  		 1.6%          	21.3%     	21.1%
5 Year Average Annual Total Return              15.9		16.7            28.6
Average Annual Total Return since 12-15-93      14.0		13.9            23.6
(commencement of operations)

Royce Low-Priced Stock Fund
1 Year Total Return                		29.8%           21.3%    	21.1%
5 Year Average Annual Total Return              19.0		16.7            28.6
Average Annual Total Return since 12-15-93      16.1		13.9            23.6
(commencement of operations)

Royce Opportunity Fund (Investment Class)
1 Year Total Return                        	32.3%           21.3%		21.1%
Average Annual Total Return since 11-19-96      20.0		14.3            26.5
(commencement of operations)

Royce Special Equity Fund
1 Year Total Return                             -9.6%           21.3%		21.1%
Average Annual Total Return since 5-1-98        -9.8		 3.7            19.8
(commencement of operations)

      During the applicable period ended December 31, 1999, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:

                                        	 Value of
Fund/Period Commencement Date      Hypothetical Investment at December 31, 1999
-----------------------------      --------------------------------------------
Royce Premier Fund (12-31-91)                     $   27,919
Royce Micro-Cap Fund (12-31-91)                       31,228*
Pennsylvania Mutual Fund (12-31-79)                  140,582*
Royce Select Fund (11-18-98)                          14,606
Royce Trust & GiftShares Fund (12-27-95)              26,848*
Royce Total Return Fund (12-15-93)                    22,017
Royce Low-Priced Stock Fund (12-15-93)                24,644
Royce Opportunity Fund (11-19-96)                     17,648*
Royce Special Equity Fund (5-1-98)                     8,419

*Represents Investment Class results.


      The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 1999, were:

     Fund                     		Lipper Ranking
     ----				--------------
Royce Premier Fund                 76 out of 312 small-cap value funds
Royce Micro-Cap Fund               64 out of 312 small-cap value funds
Pennsylvania Mutual Fund          131 out of 312 small-cap value funds
Royce Trust & GiftShares Fund       7 out of 312 small-cap value funds
Royce Total Return Fund           166 out of 312 small-cap value funds
Royce Low-Priced Stock Fund        26 out of 312 small-cap value funds
Royce Opportunity Fund             20 out of 312 small-cap value funds
Royce Select Fund                  13 out of 312 small-cap value funds
Royce Special Equity Fund         298 out of 312 small-cap value funds

Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1999, the average included 1,128 large-cap funds, 1,358 multi-cap funds, 610 mid-cap funds, 831 small-cap funds, 116 S&P 500 funds, 229 equity income funds and 29 specialty equity funds.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

      The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of December 31, 1999, DFA U.S. 9-10 Small Company Fund contained approximately 2,728 stocks, with a median market capitalization of about $142 million.

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The  S&P  SmallCap  600  Index  is an unmanaged  market-weighted  index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1999, the weighted mean market value of a company in this Index was approximately $1.1 billion.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government

Bond file at the University of Chicago's
Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

     Morningstar, Inc.'s proprietary risk ratings may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 1999, the average risk score for the 2,491 domestic equity funds rated by Morningstar with a three-year history was 1.07 and the average risk score for the 476 small company funds rated by Morningstar with a three-year history was 1.36. For the three years ended December 31, 1998, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and its small company category were as follows:

	         Morningstar          Rating within Morningstar Category of
Fund     	  Risk Score       Equity Funds           Small Company Funds
----		  ----------       ------------ 	  -------------------
Premier            0.94            Within highest 40%     Within highest 6%

Micro-Cap          1.17            Within highest 71%     Within highest 25%
(Investment
Class)

Pennsylvania        .93            Within highest 38%     Within highest 5%
Mutual (In-
vestment
Class)

Trust  &            .78            Within highest 8%      Within highest 1%
GiftShares
Investment
Class)

Total Return       0.67            Within highest 2%	  Within highest 1%

	         Morningstar          Rating within Morningstar Category of
Fund     	  Risk Score       Equity Funds           Small Company Funds
----		  ----------       ------------ 	  -------------------

Low-Priced         1.10            Within highest 64%     Within highest 19%
Stock

Royce              1.05            Within highest 58%     Within highest 14%
Opportunity
Fund

      The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

      The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

      Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

     Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.

      Return Per Unit of Risk. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by its annualized standard deviation over a designated time period.

      Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market.

      Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

      Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

      Jensen's Alpha. This is the difference between a fund's actual returns and those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

      Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                  	SCHEDULE FOR COMPUTATION OF
           	PERFORMANCE QUOTATIONS PROVIDED IN ITEM 21

      This Schedule illustrates the growth of a $1,000 initial investment in each Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in this Registration Statement in response to Item 21 to the following total return formula:

                                   P(1+T)(n) = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    ending redeemable value of a hypothetical
                    $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.


Royce Premier Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .115)(1) = $1,115 ERV

          (b) 5 Year ERV of a $1,000 investment for the five year period ended December 31, 1999:

                    $1,000 (1+ .144)(5) = $1,959 ERV

          (c) ERV of a $1,000 investment for the period from the Fund's inception on December 31, 1991 through December 31, 1999:

                    $1,000 (1+ .137)(8) = $2,793 ERV

Royce  Micro-Cap Fund (Investment Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .137)(1) = $1,137 ERV

          (b) 5 Year ERV of a $1,000 investment for the five year ended December 31, 1999:

                    $1,000 (1+ .135)(5) = $1,884 ERV

          (c) ERV of a $1,000 investment for the period from the Fund's inception on December 31, 1991 through December 31, 1999:

                    $1,000 (1+ .153)(8) = $3,123 ERV


Royce  Micro-Cap Fund (Consultant Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .127)(1) = $1,127 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on May 4, 1998 through December 31, 1999:

                    $1,000 (1- .023)(1.66) = $962 ERV


Royce Low-Priced Stock Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .298)(1) = $1,298 ERV

          (b) 5 Year ERV of a $1,000 investment for the five year period ended December 31, 1999:

                    $1,000 (1+ .190)(5) = $2,386 ERV

          (c) ERV of a $1,000 investment for the period from the Fund's inception on December 15, 1993 through December 31, 1999:

                    $1,000 (1+ .161)(6.04) = $2,464 ERV


Royce Total Return Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .016)(1) = $1,016 ERV

          (b) 5 Year ERV of a $1,000 investment for the five year period ended December 31, 1999:

                    $1,000 (1+ .159)(5) = $2,091 ERV

          (c) ERV of a $1,000 investment for the period from the Fund's inception on December 15, 1993 through December 31, 1999:

                    $1,000 (1+ .139)(6.04) = $2,195 ERV


Pennsylvania Mutual Fund
  (Investment Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                     $1,000 (1+ .060)(1) = $1,060 ERV

          (b) 5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 1999:

                    $1,000 (1+ .131)(5) = $1,851 ERV

          (c) 10 Year ERV of a $1,000 investment for the ten (10) year period ended December 31, 1999:

                    $1,000 (1+ .107)(10) = $2,764 ERV


Pennsylvania Mutual Fund
  (Consultant Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .053)(1) = $1,053 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on June 18, 1997 through December 31, 1999:

                    $1,000 (1+ .081)(2.54) = $1,219 ERV


Royce Trust & GiftShares Fund
  (Investment Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .418)(1) = $1,418 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on December 27, 1995 through December 31, 1999:

                    $1,000 (1+ .279)(4.014) = $2,685 ERV


Royce Trust & GiftShares Fund
  (Consultant Class)

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .403)(1) = $1,403 ERV

          (b) ERV of a $1,000 investment for the period from the Fund's inception on September 26, 1997 through December 31, 1999:

                    $1,000 (1+ .260)(2.266) = $1,688 ERV


Royce Opportunity Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .323)(1) = $1,323 ERV


          (b) ERV of a $1,000 investment for the period from the Fund's inception on November 17, 1996 through December 31, 1999:

                    $1,000 (1+ .200)(3.118) = $1,766 ERV


Royce Special Equity Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1- .096)(1) = $904 ERV


          (b) ERV of a $1,000 investment for the period from the Fund's inception on May 1, 1998 through December 31, 1999:

                    $1,000 (1- .098)(1.6712) = $842 ERV


Royce Select Fund

          (a) 1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 1999:

                    $1,000 (1+ .354)(1) = $1,354 ERV


          (a) ERV of a $1,000 investment for the period from the Fund's inception on November 18, 1998 through December 31, 1999:

                    $1,000 (1+ .403)(1.12) = $1,461 ERV

PART C -- OTHER INFORMATION


Item 23.  Exhibits:

          The  exhibits required by Items (a) through (f), (h)  through
          (m) and (o), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33,
          34,  35,  38, 40, 41, 42, 43, 46, 47, 48 and 51 thereto  and,  with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, and 58, and are incorporated by reference herein.

          (d) Amendment to Investment Advisory Agreement of Royce Select Fund, dated April 21, 1999; Investment Advisory Fee Waiver Agreements for Royce Micro-Cap Fund (Consultant Class), dated April 29, 1999, Royce Trust & GiftShares Fund (Consultant Class), dated December 16, 1999 and Royce Opportunity Fund (Institutional Service Class), dated April 28, 2000.

          (i)   Consents of PricewaterhouseCoopers LLP, dated April 27, 2000.

          (n)   Rule  18f-3 Plan for Royce Opportunity Fund, dated April  25,
	        2000.

          (p) Code of Ethics for The Royce Funds and The Royce Companies, as amended through March 1, 2000

Item 24.  Persons Controlled by or Under Common Control With Registrant

           There are no persons directly or indirectly controlled by or under common control with the Registrant.


Item 25.  Indemnification

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX

          LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     INDEMNIFICATION

               Section 2.

                (a) Subject to the exceptions and limitations contained in Section 2(b) below:

                    (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

                       (ii)       The  words  "claim",  "action",  "suit"  or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Covered Person:

                     (i)   Who shall, in respect of the matter
          or matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

                    (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                          (A) By the court or other body approving the settlement;

                          (B) By a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                          (C) By written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

                 (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

          (b)(1) Paragraph 8 of the Investment Advisory Agreements by and between the Registrant and Royce & Associates, Inc. (formerly named Quest Advisory Corp.) provides as follows:

                "8.   Protection of the Adviser.  The Adviser  shall  not  be
liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither
"interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

            (c)    Paragraph  9  of  the  Distribution  Agreement   made
October 31, 1985 by and between the Registrant and Royce Fund Services, Inc. (formerly named Quest Distributors, Inc.) provides as follows:

                "9. Protection of the Distributor. The Distributor shall not be liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

           Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."


Item 26.  Business and Other Connections of Investment Advisers

           Reference is made to the filings on Schedule D to the Form ADV, as amended, of Royce & Associates, Inc. for Registration as Investment Adviser under the Investment Advisers Act of 1940.


Item 27.  Principal Underwriters

          Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 1414 Avenue of the Americas, New York, New York 10019.


          	      Positions and Offices    	Positions and Offices
         Name           with Underwriter       	with Fund
	 ----	      ---------------------	---------------------
Charles M. Royce      Director, Secretary   	President
John D. Diederich     President             	Director of Administration
Jack E. Fockler, Jr.  Vice President        	Vice President


Item 28.  Location of Accounts and Records

           The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                         The Royce Fund
                         1414 Avenue of the Americas
	                 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101


Item 29.  Management Services

           State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State
Street from the Registrant in the ordinary course of business.

           Registrant paid the following fees to State Street for services rendered pursuant to the Custodian Contract, as amended, for each of the three (3) fiscal years ended December 31:

               1999:               $511,477
               1998:               $574,071
               1997:               $462,684


Item 30.  Undertakings

          None.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th of April, 2000.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph
(b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement;
(ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        THE ROYCE FUND


                                   By:  /s/ Charles M. Royce
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                      DATE

/s/ Charles M. Royce        President, Treasurer and   4/28/2000
Charles M. Royce            Trustee
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

/s/ Hubert L. Cafritz       Trustee                    4/28/2000
Hubert L. Cafritz

/s/ Donald R. Dwight        Trustee                    4/28/2000
Donald R. Dwight

/s/ Richard M. Galkin       Trustee                    4/28/2000
Richard M. Galkin

/s/ Stephen L. Isaacs       Trustee                    4/28/2000
Stephen L. Isaacs

/s/ William L. Koke         Trustee                    4/28/2000
William L. Koke

/s/ David L. Meister        Trustee                    4/28/2000
David L. Meister

                                   NOTICE

     A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant